UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Gregory F. Niland

Capital Income Builder

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Annual report for the year ended October 31, 2019

Seeking income
growth opportunities
from around the world

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	-0.97%	3.22%	6.26%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2020 (unaudited). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.73%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

6	The value of a long-term perspective

8	Summary investment portfolio

15	Financial statements

43	Board of trustees and other officers

Fellow investors:

Global equity markets rallied over Capital Income Builder’s fiscal year. But it was a difficult journey, as ongoing trade tensions, uneven economic growth and policy uncertainty fueled bouts of volatility. After a strong start amid broad market weakness seen at the end of 2018, dividend-paying stocks lagged the overall market throughout 2019 as investor sentiment improved and focused on growth-oriented equities.

For the 12 months ended October 31, 2019, the fund achieved a total return of 10.79%, with all dividends reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for stock markets in more than 40 countries, gained 12.59%. Meanwhile, Bloomberg Barclays U.S. Aggregate Index, a broad measure of U.S. fixed income markets, gained 11.51%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, gained 10.39% for the period.

Dividend income

The fund paid regular dividends of 50 cents a share in December 2018 and in March, June and September of 2019. In addition, a special dividend of 14 cents a share was paid in December 2018. The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Prudence guides distribution decisions, as the fund strives to grow income while carefully managing risk. Capital Income Builder recorded a 12-month yield of 3.45%, greater than that of the Lipper Global Equity Income Funds Average (3.03%), MSCI ACWI (2.48%), and the Bloomberg Barclays U.S. Aggregate Index (2.23%).

The dividend-investing environment

The U.S. economy continued to expand at a moderate pace, with gross domestic product growing by 2.1% in the third quarter, despite headwinds from a

Results at a glance

For periods ended October 31, 2019, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	10.79%	4.35%	7.12%	8.95%
MSCI ACWI (All Country World Index)[1,2]	12.59	7.08	8.81	7.02
Bloomberg Barclays U.S. Aggregate Index[2]	11.51	3.24	3.73	6.28
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	12.59	6.08	7.48	7.06
Lipper Global Equity Income Funds Average[4]	10.39	4.91	7.19	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Capital Income Builder	1

Largest equity holdings

October 31, 2019

Company	Percent of net assets
Broadcom	2.2%
AbbVie	2.2
Coca-Cola	1.8
Royal Dutch Shell	1.8
Amgen	1.7
Microsoft	1.6
Novartis	1.6
Crown Castle International	1.6
Zurich	1.6
Philip Morris International	1.4

pullback in business investment and ongoing trade tensions. Unemployment hit 3.5% in September, matching its lowest rate in 50 years.

In a marked reversal from years of policy tightening, the U.S. Federal Reserve not only cut interest rates by 25 basis points three times in 2019 — to address risks to economic growth from trade policy uncertainty between the United States and its major trading partners as well as interbank lending pressures — but reversed its balance sheet tightening as well. The third cut, on October 30, was widely viewed as the end of this mid-cycle easing.

Since our semiannual report, a general manufacturing slowdown in

2	Capital Income Builder

the eurozone has persisted amid signs of a nascent rebound in the United States and China.

In a highly telegraphed move, the European Central Bank (ECB) took Europe further into the realm of negative interest rates. The ECB lowered its key policy rate to –.5% from –.4% in a bid to boost inflation and jump-start the European economy. In September, the central bank began a bond-buying program, signaling its move toward quantitative easing. This may help reduce concerns about recession.

Volatility continued in equity markets during the reporting period due to trade dispute fears and the inversion of the U.S. yield curve (which has typically presaged a recession). The volatility, spurred partially by the Fed’s policy tightening stance at the beginning of the reporting period, was quelled somewhat through the year by indications a policy pivot was coming.

This bolstered investor sentiment, particularly in the United States, with U.S. equities touching new all-time highs in June. Standard & Poor’s 500 Composite Index rose 20.55% through the first three quarters of the year, its strongest run through nine months since 1997. Information technology stocks had the strongest gains over this period, while energy and health care stocks lagged.

Health care stocks within the S&P 500 were affected as discussions around drug price transparency and pricing reform by U.S. presidential candidates continued to weigh on the sector. Energy stocks within the S&P 500 fell more than 11% over the fiscal year period, the only sector group to decline outright, as oil prices remained generally weak despite the September attack on two Saudi Arabian oil facilities.

Global stocks advanced, and several key market indexes hit record highs.

A look at the portfolio

As of October 31, the financials sector comprised the largest share of the fund’s equity holdings, accounting for 10.2% of total assets. Health care followed at 9.1%, an increase from the prior year. Investments in U.S. equities represented

Capital Income Builder and Lipper Global Equity Income Funds Average numbers calculated by Lipper. MSCI ACWI numbers calculated by RIMES.

Capital Income Builder	3

The New Geography of Investing®

Where a company does business can be more important than where it’s located. Here’s a look at Capital Income Builder’s portfolio through the revenue lens. The charts below show the countries and regions in which the fund’s equity investments are located, and where the revenue comes from.

Capital Income Builder geographic exposure

Equity portion breakdown by domicile (%)

	Region	Fund	Index
n	United States	51%	55%
n	Canada	5	3
n	Europe	32	19
n	Japan	2	7
n	Asia-Pacific ex. Japan	6	4
n	Emerging Markets	4	12
	Total	100%	100%

Equity portion breakdown by revenue (%)

	Region	Fund	Index
■	United States	40%	42%
■	Canada	4	3
■	Europe	22	16
■	Japan	4	7
■	Asia-Pacific ex. Japan	6	4
■	Emerging Markets	24	28
	Total	100%	100%

Source: Capital Group (as of October 31, 2019).

Compared with the MSCI ACWI as a percent of net assets.

36.0% of the fund’s overall holdings followed by the United Kingdom, at nearly 10%. In share-price terms, seven of the 10 largest holdings in the fund gained over the period. Broadcom common shares gained more than 31% thanks to the ongoing focus on its recent acquisition of CA Technologies, a provider of infrastructure software, as well as hopes surrounding the rollout of 5G wireless technology. The company has been increasing its indicated annual dividend as well, with the per-share payout rising 51.4% on a year-over-year basis during the fund’s fiscal year to a net yield of 3.62% at the end of October.

Common shares of cell phone tower operator Crown Castle International was another standout performer among the fund’s largest holdings, rising nearly 27% during the fiscal year. On October 16, the company reported a 10.1% rise in revenues as well as a quarterly dividend increase of approximately 7%, to $1.125 per share. Management noted ongoing strength in its business thanks to the rapid growth of mobile data traffic.

Cigarette maker Altria was one of the largest detractors among the fund’s holdings, with its common shares losing more than 31% following an ill-timed acquisition of a 35% stake in e-cigarette company Juul Labs in December 2018 following reports of vaping-related lung illnesses and the political blowback that followed. That resulted in a $4.5 billion write-down on the original $12.8 billion investment. Despite the troubles, management raised its indicated annual dividend payout rate by 5% over the fiscal year.

4	Capital Income Builder

The road ahead

Overall, we continue to believe there is reason for guarded optimism, despite the potential for volatility and uncertainty. A major consideration will be the 2020 U.S. presidential election. Yet we are also closely monitoring the situation in Europe amid ongoing Brexit machinations and new leadership at the European Central Bank. In Asia, China’s economic growth has slowed to rates not seen since the early 1990s, raising the risk of high debt levels accumulated over the past decade.

We continue to look for investment opportunities but remain cautious as the United States, by many metrics, appears to be in the late stages of its economic cycle amid the longest bull market in history. Given this, we continue to pay close attention to measures of corporate leverage and are closely monitoring balance sheet quality while avoiding companies that are using debt to pay dividends.

We continue to scour the investable universe for strong business models, healthy balance sheets and management teams that are committed to paying and growing dividends over time. We thank you for investing in Capital Income Builder, and we look forward to reporting to you again in six months.

Cordially,

David A. Hoag
Co-President

James B. Lovelace
Co-President

Steven T. Watson
Co-President

December 11, 2019

For current information about the fund, visit capitalgroup.com.

Capital Income Builder	5

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended October 31, 2019)*

	1 year	5 years	10 years
Class A shares	4.43%	3.12%	6.49%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

$160,000
140,000
120,000
90,000
60,000
30,000
10,000
0

Year ended October 31	1987[5]	1988	1989	1990	1991	1992	1993	1994	1995	1996	1997	1998
TOTAL VALUE												
Dividends reinvested[4]	$92	494	556	633	708	792	880	974	1,079	1,200	1,324	1,468
Value at year-end[1,6]	$8,990	10,093	11,782	11,590	14,973	16,989	19,973	20,066	23,478	27,409	33,748	38,238
CIB total return	(10.1)%	12.3	16.7	(1.6)	29.2	13.5	17.6	0.5	17.0	16.7	23.1	13.3

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI (All Country World Index) did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[5]	For the period July 30, 1987, commencement of operations, through October 31, 1987.
[6]	Prior to January 1, 2009, dividends from net investment income were declared daily and paid to shareholders quarterly. As of January 1, 2009, the fund began declaring and distributing dividends on a periodic basis. Dividends reinvested reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.

6	Capital Income Builder

How a $10,000 investment has grown

There have always been reasons not to invest. If you look beyond the negative headlines, however, you will find that despite occasional stumbles, financial markets have tended to reward investors over the long term. As the chart below shows, over its lifetime, Capital Income Builder has done demonstrably better than its primary benchmark. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

Capital Income Builder	7

Summary investment portfolio October 31, 2019

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	59.76%
United Kingdom	9.89
Eurozone*	8.64
Switzerland	4.05
Canada	4.03
Hong Kong	2.68
Japan	1.71
Taiwan	1.31
Singapore	1.11
Other countries	2.63
Short-term securities & other assets less liabilities	4.19
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 69.20%	Shares	Value (000)
Financials 10.18%
Zurich Insurance Group AG	4,221,959	$1,649,838
CME Group Inc., Class A	5,380,289	1,106,994
JPMorgan Chase & Co.	8,619,600	1,076,760
DBS Group Holdings Ltd.	33,121,782	633,001
Toronto-Dominion Bank (CAD denominated)	8,708,600	497,285
Other securities		5,775,954
		10,739,832

Health care 9.13%
AbbVie Inc.	28,683,500	2,281,772
Amgen Inc.	8,234,680	1,756,046
Novartis AG	19,406,507	1,693,569
GlaxoSmithKline PLC	52,768,700	1,208,908
Gilead Sciences, Inc.	14,242,380	907,382
AstraZeneca PLC	4,739,848	460,543
AstraZeneca PLC (ADR)	2,841,600	139,324
Other securities		1,179,907
		9,627,451

Consumer staples 8.34%
Coca-Cola Co.	35,725,700	1,944,550
Philip Morris International Inc.	18,525,800	1,508,741
British American Tobacco PLC	27,869,811	975,453
British American Tobacco PLC (ADR)	7,866,157	275,001
Altria Group, Inc.	20,109,600	900,709
Nestlé SA	6,421,432	685,560
Imperial Brands PLC	26,451,353	579,880
Other securities		1,922,305
		8,792,199

Information technology 7.45%
Broadcom Inc.	6,756,600	1,978,670
Microsoft Corp.	11,901,540	1,706,324
Intel Corp.	22,971,350	1,298,570
Taiwan Semiconductor Manufacturing Co., Ltd.	108,197,799	1,060,989
Other securities		1,812,781
		7,857,334

8	Capital Income Builder

	Shares	Value (000)
Utilities 6.59%
E.ON SE1	142,015,200	$1,431,366
Dominion Energy, Inc.	15,039,656	1,241,524
American Electric Power Co., Inc.	7,763,000	732,750
Naturgy Energy Group, SA	23,971,066	652,600
Other securities		2,894,888
		6,953,128

Energy 6.37%
Royal Dutch Shell PLC, Class B	50,267,755	1,444,236
Royal Dutch Shell PLC, Class A (GBP denominated)	14,090,305	407,565
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	84,188
Exxon Mobil Corp.	18,074,050	1,221,264
Enbridge Inc. (CAD denominated)	18,430,641	671,261
BP PLC	88,789,926	562,764
TOTAL SA	10,395,018	546,463
Other securities		1,786,123
		6,723,864

Real estate 5.90%
Crown Castle International Corp. REIT	11,153,338	1,547,972
Simon Property Group, Inc. REIT	4,519,500	680,998
Link Real Estate Investment Trust REIT	53,786,500	586,535
Sun Hung Kai Properties Ltd.	31,647,707	480,211
Other securities		2,931,241
		6,226,957

Industrials 5.21%
Lockheed Martin Corp.	2,536,390	955,407
Boeing Co.	2,124,800	722,241
VINCI SA	5,044,780	566,020
United Parcel Service, Inc., Class B	4,881,000	562,145
Other securities		2,685,064
		5,490,877

Communication services 4.41%
Verizon Communications Inc.	16,371,536	989,987
Vodafone Group PLC	302,068,844	615,882
Nippon Telegraph and Telephone Corp.	10,318,100	513,660
BCE Inc. (CAD denominated)	10,694,000	507,297
Other securities		2,022,031
		4,648,857

Consumer discretionary 3.20%
Las Vegas Sands Corp.	17,608,300	1,088,897
Other securities		2,287,938
		3,376,835

Materials 2.42%
Rio Tinto PLC	11,716,000	609,177
Other securities		1,948,226
		2,557,403

Total common stocks (cost: $62,438,246,000)		72,994,737

Preferred securities 0.07%
Other 0.07%
Other securities		76,093

Total preferred securities (cost: $79,149,000)		76,093

Rights & warrants 0.00%
Energy 0.00%
Other securities		15

Total rights & warrants (cost: $28,000)		15

Capital Income Builder	9

Convertible stocks 0.90%	Shares	Value (000)
Utilities 0.44%
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	897,800	$96,253
Other securities		365,188
		461,441

Information technology 0.30%
Broadcom Inc., Series A, 8.00% cumulative convertible preferred 2022	299,012	323,836

Real estate 0.11%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	92,767	115,559

Industrials 0.05%
Other securities		52,581

Total convertible stocks (cost: $879,767,000)		953,417

Bonds, notes & other debt instruments 25.64%	Principal amount (000)
U.S. Treasury bonds & notes 15.89%
U.S. Treasury 14.58%
U.S. Treasury 1.75% 2022	$600,000	603,642
U.S. Treasury 1.875% 2022[2]	806,000	813,085
U.S. Treasury 2.00% 2024	655,000	668,997
U.S. Treasury 2.125% 2024	750,000	770,160
U.S. Treasury 2.125% 2024	706,500	726,042
U.S. Treasury 2.25% 2027	482,196	504,420
U.S. Treasury 1.13%–8.75% 2020–2049[2]	10,087,146	11,290,911
		15,377,257

U.S. Treasury inflation-protected securities 1.31%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2023–2049[2,3]	1,322,210	1,380,929

Total U.S. Treasury bonds & notes		16,758,186

Corporate bonds & notes 6.01%
Energy 1.01%
Exxon Mobil Corp. 2.02%–3.10% 2021–2049	36,972	37,301
Shell International Finance BV 1.75%–3.88% 2021–2028	30,870	32,860
Other securities		998,136
		1,068,297

Financials 0.97%
JPMorgan Chase & Co. 2.30%–4.63% 2021–2030[4]	93,654	97,182
JPMorgan Chase & Co., Series I, junior subordinated, 5.406% (3-month USD-LIBOR + 3.47% on 1/30/2020)[4]	24,198	24,380
Other securities		896,660
		1,018,222

Health care 0.86%
AbbVie Inc. 2.30%–4.88% 2020–2048	48,818	50,284
GlaxoSmithKline PLC 2.88%–3.38% 2022–2024	38,450	40,125
Other securities		812,349
		902,758

Consumer staples 0.64%
British American Tobacco PLC 3.22%–4.76% 2024–2049	71,664	71,668
Coca-Cola Co. 1.75% 2024	15,075	15,010
Philip Morris International Inc. 2.00%–3.38% 2020–2029	33,395	34,117
Reynolds American Inc. 3.25%–5.85% 2020–2045	32,582	34,971
Other securities		516,830
		672,596

10	Capital Income Builder

	Principal amount (000)	Value (000)
Utilities 0.56%
Dominion Resources, Inc. 2.00% 2021	$6,570	$6,573
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	5,225	5,391
SCANA Corp. 4.13%–4.75% 2021–2022	12,538	12,922
South Carolina Electric & Gas Co. 5.45% 2041	1,221	1,594
Virginia Electric and Power Co. 3.45%–3.80% 2022–2047	4,115	4,360
Other securities		563,369
		594,209

Consumer discretionary 0.48%
Las Vegas Sands Corp. 3.90% 2029	3,175	3,275
Sands China Ltd. 4.60%–5.40% 2023–2028	31,429	34,803
Other securities		472,793
		510,871

Information technology 0.23%
Broadcom Inc. 4.75% 2029[5]	35,709	37,861
Broadcom Ltd. 3.00%–3.88% 2022–2028	68,787	69,361
Microsoft Corp. 1.55%–3.70% 2021–2046	39,941	41,884
Other securities		95,793
		244,899

Other 1.26%
Other securities		1,328,476

Total corporate bonds & notes		6,340,328

Mortgage-backed obligations 3.37%
Federal agency mortgage-backed obligations 3.27%
Fannie Mae 0%–7.50% 2020–2049[6,7]	1,194,733	1,257,390
Other securities		2,197,863
		3,455,253

Other 0.10%
Other securities		96,026

Total mortgage-backed obligations		3,551,279

Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	38,271

Other 0.34%
Other securities		356,420

Total bonds, notes & other debt instruments (cost: $26,112,738,000)		27,044,484

Short-term securities 4.07%	Shares
Money market investments 3.99%
Capital Group Central Cash Fund 1.92%[8]	42,069,453	4,207,366

	Principal amount (000)
Other short-term securities 0.08%
U.S. Treasury Bill 2.05% 1/9/2020	$80,800	80,565

Total short-term securities (cost: $4,287,029,000)		4,287,931
Total investment securities 99.88% (cost: $93,796,957,000)		105,356,677
Other assets less liabilities 0.12%		123,053

Net assets 100.00%		$105,479,730

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Capital Income Builder	11

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $176,430,000, which represented .17% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $239,000, which represented less than .01% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 10/31/2019[10] (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	32,865	January 2020	$6,573,000	$7,085,745	$(6,492)
5 Year U.S. Treasury Note Futures	Long	17,868	January 2020	1,786,800	2,129,922	(9,143)
10 Year U.S. Treasury Note Futures	Short	2,112	December 2019	(211,200)	(275,187)	3,273
10 Year Ultra U.S. Treasury Note Futures	Short	6,424	December 2019	(642,400)	(912,911)	12,731
20 Year U.S. Treasury Bond Futures	Short	136	December 2019	(13,600)	(21,947)	718
30 Year Ultra U.S. Treasury Bond Futures	Long	2,243	December 2019	224,300	425,609	(9,666)
						$(8,579)

Forward currency contracts

Contract amount						Unrealized depreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 10/31/2019 (000)
USD	423	EUR	380	UBS AG	11/27/2019	$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 10/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 10/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$12,766,000	$645	$253	$392
1.5365%	U.S. EFFR	1/29/2020	10,126,500	285	201	84
1.535%	U.S. EFFR	1/29/2020	10,623,700	277	210	67
1.339%	U.S. EFFR	10/24/2021	384,700	486	41	445
1.355%	U.S. EFFR	10/24/2021	211,500	334	22	312
1.305%	U.S. EFFR	10/25/2021	566,400	336	59	277
1.3065%	U.S. EFFR	10/25/2021	519,700	323	54	269
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(907)	(5)	(902)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(931)	(6)	(925)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(1,010)	(6)	(1,004)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(5,142)	(26)	(5,116)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(21,713)	(110)	(21,603)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(50,057)	(251)	(49,806)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(21,364)	(110)	(21,254)
U.S. EFFR	2.2325%	4/11/2029	485,000	(39,109)	(472)	(38,637)
U.S. EFFR	1.415%	10/16/2029	120,000	(750)	(11)	(739)
U.S. EFFR	1.387%	10/17/2029	120,000	(433)	(11)	(422)
U.S. EFFR	2.5365%	1/11/2049	78,000	(18,339)	242	(18,581)
U.S. EFFR	1.979%	7/9/2049	77,000	(7,978)	237	(8,215)
					$311	$(165,358)

12	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the year ended October 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 10/31/2019 (000)
Common stocks 2.34%
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	$—	$3,095	$1,504	$24,696
Information technology 0.17%
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	—	(59,298)	13,460	176,385
Vanguard International Semiconductor Corp.[11]	85,015,695	—	3,533,606	81,482,089	426	24,303	8,388	—
								176,385
Utilities 1.36%
E.ON SE	63,727,000	78,288,200	—	142,015,200	—	9,127	43,423	1,431,366
Energy 0.00%
Whitecap Resources Inc.[11]	22,128,500	—	22,128,500	—	(124,394)	97,702	2,061	—
Real estate 0.27%
TAG Immobilien AG	5,321,373	6,398,528	—	11,719,901	—	13,007	4,465	284,691
American Campus Communities, Inc. REIT[11]	4,872,388	3,000,000	6,000,000	1,872,388	23,490	26,564	(1,394)	—
								284,691
Communication services 0.21%
Euskaltel, SA, non-registered shares	11,611,000	—	—	11,611,000	—	10,682	4,086	108,001
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	9,830	6,838	92,739
Zegona Communications PLC	7,573,166	6,821,574	—	14,394,740	—	(2,573)	949	17,341
								218,081
Consumer discretionary 0.31%
Six Flags Entertainment Corp.	3,000,000	2,487,000	—	5,487,000	—	(72,948)	17,875	231,497
Dine Brands Global, Inc.	1,095,551	—	—	1,095,551	—	(8,644)	2,958	80,140
AA PLC	35,437,759	—	—	35,437,759	—	(25,098)	907	20,244
Greene King PLC[11]	24,691,512	—	24,691,512	—	4,101	109,131	10,081	—
Leifheit AG, non-registered shares[11]	637,270	—	637,270	—	(4,763)	5,469	—	—
								331,881
Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 1.92%[8,11]	—	105,850,308	63,780,855	42,069,453	149	816	71,346	—
Total 2.34%					$(100,991)	$141,165	$186,947	$2,467,100

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $128,811,000, which represented .12% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,470,808,000, which represented 1.39% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Rate represents the seven-day yield at 10/31/2019.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Unaffiliated issuer at 10/31/2019.

Capital Income Builder	13

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

EUR = Euros

GBP = British pounds

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

14	Capital Income Builder

Financial statements

Statement of assets and liabilities
at October 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $91,125,854)	$102,889,577
Affiliated issuers (cost: $2,671,103)	2,467,100	$105,356,677
Cash		2,008
Cash denominated in currencies other than U.S. dollars (cost: $10,782)		10,780
Receivables for:
Sales of investments	1,118,068
Sales of fund’s shares	82,295
Dividends and interest	457,983
Variation margin on futures contracts	27,264
Variation margin on swap contracts	4,371
Other	1,790	1,691,771
		107,061,236
Liabilities:
Unrealized depreciation on open forward currency contracts		1
Payables for:
Purchases of investments	1,423,209
Repurchases of fund’s shares	74,362
Investment advisory services	16,385
Services provided by related parties	25,657
Trustees’ deferred compensation	1,731
Variation margin on futures contracts	7,930
Variation margin on swap contracts	26,194
Other	6,037	1,581,505
Net assets at October 31, 2019		$105,479,730

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,388,516
Total distributable earnings		12,091,214
Net assets at October 31, 2019		$105,479,730

See notes to financial statements.

Capital Income Builder	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,701,745 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$65,200,629	1,051,873		$61.99
Class C	3,400,708	54,790		62.07
Class T	10	—	*	62.00
Class F-1	4,013,290	64,751		61.98
Class F-2	11,154,634	180,072		61.95
Class F-3	4,401,235	71,009		61.98
Class 529-A	2,305,540	37,208		61.96
Class 529-C	375,186	6,049		62.02
Class 529-E	82,258	1,327		61.98
Class 529-T	12	—	*	62.00
Class 529-F-1	115,341	1,861		61.97
Class R-1	83,428	1,346		62.00
Class R-2	460,367	7,428		61.98
Class R-2E	49,873	808		61.72
Class R-3	834,744	13,468		61.98
Class R-4	583,263	9,412		61.97
Class R-5E	43,289	699		61.91
Class R-5	326,231	5,261		62.01
Class R-6	12,049,692	194,383		61.99

*	Amount less than one thousand.

See notes to financial statements.

16	Capital Income Builder

Statement of operations
for the year ended October 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $118,337; also includes $186,947 from affiliates)	$3,135,151
Interest	776,909	$3,912,060
Fees and expenses*:
Investment advisory services	233,696
Distribution services	229,363
Transfer agent services	81,116
Administrative services	27,154
Reports to shareholders	2,081
Registration statement and prospectus	3,871
Trustees’ compensation	503
Auditing and legal	268
Custodian	4,398
Other	2,199	584,649
Net investment income		3,327,411

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,341,327
Affiliated issuers	(100,991)
Futures contracts	178,242
Forward currency contracts	15,302
Swap contracts	3,436
Currency transactions	(769)	1,436,547
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	5,730,324
Affiliated issuers	141,165
Futures contracts	(3,158)
Forward currency contracts	(5,757)
Swap contracts	(165,394)
Currency translations	4,541	5,701,721
Net realized gain and unrealized appreciation		7,138,268

Net increase in net assets resulting from operations		$10,465,679

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital Income Builder	17

Statements of changes in net assets
	(dollars in thousands)

	Year ended October 31,
	2019	2018
Operations:
Net investment income	$3,327,411	$3,385,238
Net realized gain (loss)	1,436,547	(269,494)
Net unrealized appreciation (depreciation)	5,701,721	(6,363,158)
Net increase (decrease) in net assets resulting from operations	10,465,679	(3,247,414)

Distributions paid to shareholders	(3,657,716)	(5,049,369)

Net capital share transactions	(981,900)	377,322

Total increase (decrease) in net assets	5,826,063	(7,919,461)

Net assets:
Beginning of year	99,653,667	107,573,128
End of year	$105,479,730	$99,653,667

See notes to financial statements.

18	Capital Income Builder

Notes to financial statements

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital Income Builder	19

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

20	Capital Income Builder

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2019 (dollars in thousands):

Capital Income Builder	21

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$10,739,832	$—	$—	$10,739,832
Health care	9,627,451	—	—	9,627,451
Consumer staples	8,792,199	—	—	8,792,199
Information technology	7,857,334	—	—	7,857,334
Utilities	6,777,382	175,746	—	6,953,128
Energy	6,723,434	430	—	6,723,864
Real estate	6,226,957	—	—	6,226,957
Industrials	5,490,877	—	—	5,490,877
Communication services	4,648,857	—	—	4,648,857
Consumer discretionary	3,376,835	—	—	3,376,835
Materials	2,557,403	—	—	2,557,403
Preferred securities	67,377	8,716	—	76,093
Rights & warrants	—	—	15	15
Convertible stocks	953,417	—	—	953,417
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	16,758,186	—	16,758,186
Corporate bonds & notes	—	6,340,328	—	6,340,328
Mortgage-backed obligations	—	3,551,279	—	3,551,279
Federal agency bonds & notes	—	38,271	—	38,271
Other bonds & notes	—	356,420	—	356,420
Short-term securities	4,207,366	80,565	—	4,287,931
Total	$78,046,721	$27,309,941	$15	$105,356,677

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$16,722	$—	$—	$16,722
Unrealized appreciation on interest rate swaps	—	1,846	—	1,846
Liabilities:
Unrealized depreciation on futures contracts	(25,301)	—	—	(25,301)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Unrealized depreciation on interest rate swaps	—	(167,204)	—	(167,204)
Total	$(8,579)	$(165,359)	$—	$(173,938)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

22	Capital Income Builder

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of October 31, 2019, the fund’s maximum exposure of unfunded bond commitments was $3,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Capital Income Builder	23

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,587,767,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $281,548,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $6,109,703,000.

24	Capital Income Builder

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the year ended, October 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$16,722	Unrealized depreciation*	$25,301
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	1
Swap	Interest	Unrealized appreciation*	1,846	Unrealized depreciation*	167,204
			$18,568		$192,506

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$178,242	Net unrealized depreciation on futures contracts	$(3,158)
Forward currency	Currency	Net realized gain on forward currency contracts	15,302	Net unrealized depreciation on forward currency contracts	(5,757)
Swap	Interest	Net realized gain on swap contracts	3,436	Net unrealized depreciation on swap contracts	(165,394)
			$196,980		$(174,309)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2019, if close-out netting was exercised (dollars in thousands):

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Liabilities:
UBS AG	$1	$—	$—	$—	$1

*	Collateral is shown on a settlement basis.

Capital Income Builder	25

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended October 31, 2019, the fund reclassified $51,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$459,456
Undistributed long-term capital gains*	1,012,954
Gross unrealized appreciation on investments	15,581,667
Gross unrealized depreciation on investments	(4,867,541)
Net unrealized appreciation on investments	10,714,126
Cost of investments	94,468,302

*	Reflects the utilization of capital loss carryforward of $418,067,000.

26	Capital Income Builder

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended October 31, 2019					Year ended October 31, 2018
				Total						Total
	Ordinary		Long-term	distributions		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$2,281,484		$—	$2,281,484		$2,406,031		$892,642		$3,298,673
Class C	101,725		—	101,725		121,377		61,815		183,192
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	140,835		—	140,835		154,917		59,130		214,047
Class F-2	386,951		—	386,951		350,708		115,706		466,414
Class F-3	158,085		—	158,085		133,976		40,712		174,688
Class 529-A	79,578		—	79,578		82,197		30,755		112,952
Class 529-C	10,942		—	10,942		12,486		6,614		19,100
Class 529-E	2,714		—	2,714		2,915		1,185		4,100
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	4,108		—	4,108		3,529		1,192		4,721
Class R-1	2,552		—	2,552		3,035		1,528		4,563
Class R-2	13,148		—	13,148		14,768		7,308		22,076
Class R-2E	1,399		—	1,399		1,105		420		1,525
Class R-3	27,283		—	27,283		30,165		12,730		42,895
Class R-4	23,544		—	23,544		27,250		10,484		37,734
Class R-5E	892		—	892		551		144		695
Class R-5	10,065		—	10,065		8,841		2,984		11,825
Class R-6	412,411		—	412,411		344,273		105,896		450,169
Total	$3,657,716		$—	$3,657,716		$3,698,124		$1,351,245		$5,049,369

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2019, the investment advisory services fee was $233,696,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide

Capital Income Builder	27

certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Capital Income Builder

For the year ended October 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$ 162,784	$ 55,019		$ 10,755		Not applicable
Class C	36,267	3,186		1,590		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,999	5,229		1,736		Not applicable
Class F-2	Not applicable	11,341		4,434		Not applicable
Class F-3	Not applicable	184		1,756		Not applicable
Class 529-A	5,379	1,729		985		$1,497
Class 529-C	3,895	308		174		262
Class 529-E	408	28		36		54
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	83		48		73
Class R-1	926	97		40		Not applicable
Class R-2	3,534	1,650		205		Not applicable
Class R-2E	275	94		20		Not applicable
Class R-3	4,237	1,305		367		Not applicable
Class R-4	1,659	687		291		Not applicable
Class R-5E	Not applicable	38		10		Not applicable
Class R-5	Not applicable	135		112		Not applicable
Class R-6	Not applicable	3		4,595		Not applicable
Total class-specific expenses	$229,363	$81,116		$27,154		$1,886

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $503,000 in the fund’s statement of operations reflects $450,000 in current fees (either paid in cash or deferred) and a net increase of $53,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2019.

Capital Income Builder	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$3,552,496	59,553	$2,229,973		37,913		$(8,188,440)	(137,533)	$(2,405,971)	(40,067)
Class C	277,740	4,651	99,753		1,697		(1,108,716)	(18,526)	(731,223)	(12,178)
Class T	—	—	—		—		—	—	—	—
Class F-1	459,730	7,687	136,341		2,318		(845,572)	(14,153)	(249,501)	(4,148)
Class F-2	2,791,495	46,685	369,164		6,274		(2,561,483)	(43,118)	599,176	9,841
Class F-3	1,281,185	21,444	149,872		2,541		(1,027,389)	(17,154)	403,668	6,831
Class 529-A	223,594	3,741	79,555		1,352		(387,298)	(6,482)	(84,149)	(1,389)
Class 529-C	41,640	698	10,940		186		(129,261)	(2,160)	(76,681)	(1,276)
Class 529-E	7,418	124	2,712		46		(17,645)	(296)	(7,515)	(126)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	23,330	390	4,106		70		(23,754)	(397)	3,682	63
Class R-1	8,515	142	2,552		44		(34,297)	(572)	(23,230)	(386)
Class R-2	75,314	1,261	13,134		224		(145,970)	(2,447)	(57,522)	(962)
Class R-2E	14,815	249	1,399		24		(9,476)	(159)	6,738	114
Class R-3	126,084	2,110	27,240		464		(232,537)	(3,893)	(79,213)	(1,319)
Class R-4	114,138	1,907	23,506		401		(332,378)	(5,528)	(194,734)	(3,220)
Class R-5E	31,166	520	891		15		(10,825)	(186)	21,232	349
Class R-5	154,463	2,535	10,049		170		(67,579)	(1,126)	96,933	1,579
Class R-6	1,865,535	31,191	412,400		6,994		(481,525)	(8,036)	1,796,410	30,149
Total net increase (decrease)	$11,048,658	184,888	$3,573,587		60,733		$(15,604,145)	(261,766)	$(981,900)	(16,145)

Year ended October 31, 2018

Class A	$3,764,962	61,158	$3,228,495		52,447		$(9,797,230)	(159,923)	$(2,803,773)	(46,318)
Class C	393,400	6,373	179,632		2,907		(1,409,518)	(22,897)	(836,486)	(13,617)
Class T	—	—	—		—		—	—	—	—
Class F-1	740,612	11,996	208,019		3,378		(1,320,599)	(21,562)	(371,968)	(6,188)
Class F-2	3,723,446	60,975	445,452		7,252		(2,454,044)	(40,114)	1,714,854	28,113
Class F-3	1,439,148	23,317	161,440		2,628		(664,682)	(10,878)	935,906	15,067
Class 529-A	406,239	6,515	112,927		1,836		(395,729)	(6,451)	123,437	1,900
Class 529-C	51,231	831	19,097		309		(297,991)	(4,758)	(227,663)	(3,618)
Class 529-E	9,698	157	4,099		67		(17,331)	(282)	(3,534)	(58)
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	33,193	548	4,720		77		(18,956)	(309)	18,957	316
Class R-1	11,129	181	4,558		74		(29,786)	(485)	(14,099)	(230)
Class R-2	100,899	1,640	22,035		356		(180,748)	(2,945)	(57,814)	(949)
Class R-2E	19,250	315	1,525		25		(10,753)	(174)	10,022	166
Class R-3	162,374	2,641	42,838		695		(299,777)	(4,887)	(94,565)	(1,551)
Class R-4	152,327	2,480	37,704		613		(233,910)	(3,808)	(43,879)	(715)
Class R-5E	12,196	200	695		12		(2,424)	(40)	10,467	172
Class R-5	61,050	984	11,778		191		(82,755)	(1,341)	(9,927)	(166)
Class R-6	2,073,825	33,633	450,024		7,327		(496,463)	(8,040)	2,027,386	32,920
Total net increase (decrease)	$13,154,979	213,944	$4,935,039		80,194		$(17,712,696)	(288,894)	$377,322	5,244

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $38,093,910,000 and $40,542,063,000, respectively, during the year ended October 31, 2019.

30	Capital Income Builder

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class A:
10/31/2019	$58.01	$1.94	$4.18	$6.12	$(2.14)	$—	$(2.14)	$61.99	10.79%	$65,201		.60%		3.23%
10/31/2018	62.81	1.95	(3.81)	(1.86)	(2.15)	(.79)	(2.94)	58.01	(3.16)	63,346		.58		3.18
10/31/2017	57.48	2.07	5.29	7.36	(2.03)	—	(2.03)	62.81	13.00	71,498		.59		3.43
10/31/2016	57.96	1.91	(.37)	1.54	(2.02)	—	(2.02)	57.48	2.74	69,127		.60		3.34
10/31/2015	60.76	1.97	(2.38)	(.41)	(2.39)	—	(2.39)	57.96	(.69)	70,041		.59		3.31
Class C:
10/31/2019	58.07	1.48	4.19	5.67	(1.67)	—	(1.67)	62.07	9.95	3,401		1.36		2.47
10/31/2018	62.86	1.47	(3.83)	(2.36)	(1.64)	(.79)	(2.43)	58.07	(3.94)	3,889		1.37		2.39
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	—	(1.54)	62.86	12.12	5,065		1.39		2.64
10/31/2016	57.98	1.46	(.37)	1.09	(1.56)	—	(1.56)	57.51	1.92	5,822		1.40		2.54
10/31/2015	60.77	1.50	(2.39)	(.89)	(1.90)	—	(1.90)	57.98	(1.48)	6,367		1.38		2.51
Class T:
10/31/2019	58.02	2.08	4.18	6.26	(2.28)	—	(2.28)	62.00	11.06 [4]	—	[5]	.36	[4]	3.48	[4]
10/31/2018	62.83	2.09	(3.83)	(1.74)	(2.28)	(.79)	(3.07)	58.02	(2.96)[4]	—	[5]	.36	[4]	3.40	[4]
10/31/2017[6,7]	59.80	1.26	2.83	4.09	(1.06)	—	(1.06)	62.83	6.87 [4,8]	—	[5]	.38	[4,9]	3.59	[4,9]
Class F-1:
10/31/2019	58.00	1.90	4.18	6.08	(2.10)	—	(2.10)	61.98	10.72	4,013		.66		3.17
10/31/2018	62.81	1.91	(3.83)	(1.92)	(2.10)	(.79)	(2.89)	58.00	(3.26)	3,996		.66		3.11
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	—	(1.99)	62.81	12.92	4,716		.67		3.35
10/31/2016	57.96	1.87	(.37)	1.50	(1.98)	—	(1.98)	57.48	2.66	4,338		.67		3.26
10/31/2015	60.77	1.93	(2.39)	(.46)	(2.35)	—	(2.35)	57.96	(.76)	3,987		.65		3.25
Class F-2:
10/31/2019	57.97	2.05	4.19	6.24	(2.26)	—	(2.26)	61.95	11.03	11,155		.39		3.43
10/31/2018	62.78	2.06	(3.82)	(1.76)	(2.26)	(.79)	(3.05)	57.97	(3.00)	9,869		.39		3.37
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	—	(2.14)	62.78	13.22	8,922		.41		3.61
10/31/2016	57.94	2.01	(.36)	1.65	(2.14)	—	(2.14)	57.45	2.93	7,506		.40		3.50
10/31/2015	60.74	2.08	(2.38)	(.30)	(2.50)	—	(2.50)	57.94	(.49)	5,284		.40		3.50
Class F-3:
10/31/2019	58.01	2.12	4.17	6.29	(2.32)	—	(2.32)	61.98	11.12	4,401		.29		3.54
10/31/2018	62.81	2.13	(3.82)	(1.69)	(2.32)	(.79)	(3.11)	58.01	(2.88)	3,723		.29		3.47
10/31/2017[6,10]	58.52	1.66	4.27	5.93	(1.64)	—	(1.64)	62.81	10.23 [8]	3,085		.30	[9]	3.53	[9]
Class 529-A:
10/31/2019	57.99	1.90	4.17	6.07	(2.10)	—	(2.10)	61.96	10.71	2,306		.66		3.17
10/31/2018	62.79	1.91	(3.82)	(1.91)	(2.10)	(.79)	(2.89)	57.99	(3.24)	2,238		.66		3.11
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	—	(1.99)	62.79	12.91	2,304		.67		3.36
10/31/2016	57.94	1.86	(.36)	1.50	(1.97)	—	(1.97)	57.47	2.66	2,143		.69		3.25
10/31/2015	60.74	1.91	(2.38)	(.47)	(2.33)	—	(2.33)	57.94	(.80)	2,170		.68		3.22

See end of table for footnotes.

Capital Income Builder	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class 529-C:
10/31/2019	$58.03	$1.46	$4.17	$5.63	$(1.64)	$—	$(1.64)	$62.02	9.89%	$375		1.40%		2.44%
10/31/2018	62.77	1.43	(3.81)	(2.38)	(1.57)	(.79)	(2.36)	58.03	(3.97)	425		1.42		2.33
10/31/2017	57.44	1.56	5.29	6.85	(1.52)	—	(1.52)	62.77	12.06	687		1.44		2.59
10/31/2016	57.91	1.42	(.37)	1.05	(1.52)	—	(1.52)	57.44	1.86	665		1.46		2.48
10/31/2015	60.71	1.45	(2.38)	(.93)	(1.87)	—	(1.87)	57.91	(1.55)	694		1.46		2.44
Class 529-E:
10/31/2019	58.00	1.77	4.18	5.95	(1.97)	—	(1.97)	61.98	10.47	82		.88		2.96
10/31/2018	62.79	1.77	(3.81)	(2.04)	(1.96)	(.79)	(2.75)	58.00	(3.45)	84		.88		2.88
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	—	(1.85)	62.79	12.65	95		.90		3.13
10/31/2016	57.94	1.73	(.36)	1.37	(1.84)	—	(1.84)	57.47	2.42	89		.92		3.02
10/31/2015	60.74	1.77	(2.38)	(.61)	(2.19)	—	(2.19)	57.94	(1.02)	91		.92		2.98
Class 529-T:
10/31/2019	58.02	2.04	4.19	6.23	(2.25)	—	(2.25)	62.00	10.99 [4]	—	[5]	.42	[4]	3.41	[4]
10/31/2018	62.82	2.04	(3.81)	(1.77)	(2.24)	(.79)	(3.03)	58.02	(3.01)[4]	—	[5]	.42	[4]	3.33	[4]
10/31/2017[6,7]	59.80	1.24	2.83	4.07	(1.05)	—	(1.05)	62.82	6.84 [4,8]	—	[5]	.42	[4,9]	3.55	[4,9]
Class 529-F-1:
10/31/2019	58.00	2.04	4.17	6.21	(2.24)	—	(2.24)	61.97	10.98	115		.42		3.41
10/31/2018	62.81	2.04	(3.82)	(1.78)	(2.24)	(.79)	(3.03)	58.00	(3.03)	104		.42		3.33
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	—	(2.12)	62.81	13.17	93		.44		3.58
10/31/2016	57.96	1.99	(.37)	1.62	(2.10)	—	(2.10)	57.48	2.87	75		.46		3.47
10/31/2015	60.76	2.05	(2.38)	(.33)	(2.47)	—	(2.47)	57.96	(.55)	69		.46		3.44
Class R-1:
10/31/2019	58.00	1.47	4.18	5.65	(1.65)	—	(1.65)	62.00	9.89	84		1.39		2.46
10/31/2018	62.80	1.45	(3.82)	(2.37)	(1.64)	(.79)	(2.43)	58.00	(3.94)	101		1.39		2.36
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	—	(1.54)	62.80	12.10	123		1.39		2.63
10/31/2016	57.94	1.46	(.38)	1.08	(1.56)	—	(1.56)	57.46	1.91	134		1.40		2.54
10/31/2015	60.73	1.49	(2.37)	(.88)	(1.91)	—	(1.91)	57.94	(1.48)	146		1.39		2.51
Class R-2:
10/31/2019	58.00	1.47	4.17	5.64	(1.66)	—	(1.66)	61.98	9.91	460		1.38		2.45
10/31/2018	62.79	1.46	(3.82)	(2.36)	(1.64)	(.79)	(2.43)	58.00	(3.93)	487		1.39		2.37
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	—	(1.54)	62.79	12.10	586		1.39		2.64
10/31/2016	57.94	1.45	(.37)	1.08	(1.56)	—	(1.56)	57.46	1.92	628		1.40		2.54
10/31/2015	60.73	1.51	(2.37)	(.86)	(1.93)	—	(1.93)	57.94	(1.44)	680		1.35		2.54
Class R-2E:
10/31/2019	57.77	1.63	4.17	5.80	(1.85)	—	(1.85)	61.72	10.25	50		1.09		2.74
10/31/2018	62.58	1.63	(3.80)	(2.17)	(1.85)	(.79)	(2.64)	57.77	(3.66)	40		1.09		2.67
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	—	(1.76)	62.58	12.44	33		1.08		2.86
10/31/2016	57.88	1.60	(.33)	1.27	(1.85)	—	(1.85)	57.30	2.27	12		1.11		2.80
10/31/2015	60.71	1.75	(2.41)	(.66)	(2.17)	—	(2.17)	57.88	(1.12)	—	[5]	1.00		2.93

32	Capital Income Builder

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Class R-3:
10/31/2019	$58.00	$1.74	$4.17	$5.91	$(1.93)	$—	$(1.93)	$61.98	10.40%	$835		.94%		2.90%
10/31/2018	62.80	1.73	(3.82)	(2.09)	(1.92)	(.79)	(2.71)	58.00	(3.52)	858		.94		2.82
10/31/2017	57.47	1.86	5.29	7.15	(1.82)	—	(1.82)	62.80	12.61	1,026		.94		3.08
10/31/2016	57.95	1.70	(.37)	1.33	(1.81)	—	(1.81)	57.47	2.37	993		.96		2.97
10/31/2015	60.74	1.76	(2.38)	(.62)	(2.17)	—	(2.17)	57.95	(1.04)	994		.94		2.95
Class R-4:
10/31/2019	57.99	1.92	4.17	6.09	(2.11)	—	(2.11)	61.97	10.73	583		.64		3.21
10/31/2018	62.79	1.91	(3.81)	(1.90)	(2.11)	(.79)	(2.90)	57.99	(3.22)	732		.64		3.12
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	—	(2.00)	62.79	12.94	838		.64		3.38
10/31/2016	57.95	1.86	(.35)	1.51	(2.00)	—	(2.00)	57.46	2.68	751		.65		3.24
10/31/2015	60.75	1.94	(2.38)	(.44)	(2.36)	—	(2.36)	57.95	(.74)	603		.64		3.25
Class R-5E:
10/31/2019	57.94	1.98	4.23	6.21	(2.24)	—	(2.24)	61.91	10.97	43		.43		3.31
10/31/2018	62.75	2.03	(3.81)	(1.78)	(2.24)	(.79)	(3.03)	57.94	(3.04)	20		.44		3.32
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	—	(2.15)	62.75	13.18	11		.43		3.60
10/31/2016[6,11]	57.40	1.84	.30	2.14	(2.09)	—	(2.09)	57.45	3.82 [8]	—	[5]	.52	[9]	3.40	[9]
Class R-5:
10/31/2019	58.04	2.08	4.19	6.27	(2.30)	—	(2.30)	62.01	11.07	326		.33		3.47
10/31/2018	62.84	2.10	(3.82)	(1.72)	(2.29)	(.79)	(3.08)	58.04	(2.93)	214		.34		3.42
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	—	(2.18)	62.84	13.29	242		.34		3.69
10/31/2016	57.98	2.11	(.44)	1.67	(2.15)	—	(2.15)	57.50	2.98	208		.37		3.68
10/31/2015	60.79	2.12	(2.40)	(.28)	(2.53)	—	(2.53)	57.98	(.45)	394		.34		3.56
Class R-6:
10/31/2019	58.01	2.12	4.19	6.31	(2.33)	—	(2.33)	61.99	11.12	12,050		.28		3.54
10/31/2018	62.82	2.13	(3.82)	(1.69)	(2.33)	(.79)	(3.12)	58.01	(2.88)	9,528		.29		3.48
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	—	(2.21)	62.82	13.33	8,249		.30		3.72
10/31/2016	57.97	2.08	(.37)	1.71	(2.19)	—	(2.19)	57.49	3.05	6,806		.30		3.62
10/31/2015	60.77	2.14	(2.38)	(.24)	(2.56)	—	(2.56)	57.97	(.40)	5,222		.30		3.60

	Year ended October 31,
Portfolio turnover rate for all share classes[12,13]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	32%	37%	51%	38%	50%
Including mortgage dollar roll transactions	45%	73%	73%	47%	63%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-5E shares began investment operations on November 20, 2015.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

Capital Income Builder	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 11, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

34	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	35

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,028.79	$3.02	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	1,024.90	6.89	1.35
Class C – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class T – actual return	1,000.00	1,030.19	1.74	.34
Class T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-1 – actual return	1,000.00	1,028.43	3.32	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,029.86	1.94	.38
Class F-2 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-3 – actual return	1,000.00	1,030.36	1.38	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 529-A – actual return	1,000.00	1,028.47	3.27	.64
Class 529-A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-C – actual return	1,000.00	1,024.51	7.04	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class 529-E – actual return	1,000.00	1,027.50	4.39	.86
Class 529-E – assumed 5% return	1,000.00	1,020.87	4.38	.86
Class 529-T – actual return	1,000.00	1,029.88	2.05	.40
Class 529-T – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 529-F-1 – actual return	1,000.00	1,029.63	2.10	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-1 – actual return	1,000.00	1,024.74	6.99	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	1,024.72	6.94	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	1,026.47	5.47	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.81	5.45	1.07
Class R-3 – actual return	1,000.00	1,026.95	4.70	.92
Class R-3 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 – actual return	1,000.00	1,028.64	3.17	.62
Class R-4 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class R-5E – actual return	1,000.00	1,029.69	2.10	.41
Class R-5E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-5 – actual return	1,000.00	1,030.17	1.64	.32
Class R-5 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class R-6 – actual return	1,000.00	1,030.40	1.38	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2019:

Qualified dividend income	$3,120,627,000
Section 199A dividends	$108,869,000
Corporate dividends received deduction	$1,395,243,000
U.S. government income that may be exempt from state taxation	$536,376,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

36	Capital Income Builder

Approval of Investment Advisory and Service Agreement

Capital Income Builder’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the Fund’s assets are managed, including liquidity management), compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objectives of providing a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years and its secondary objective of providing growth of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through March 31, 2019. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the MSCI ACWI (All Country World Index), the Bloomberg Barclays U.S. Aggregate Index, the 70%/30% MSCI ACWI/Bloomberg Barclays Index and the Lipper Global Equity Income Funds Average. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably with the results of these indexes/average for the longer term periods (where data comparisons are available) and were mixed for shorter periods, while recognizing that none of the indexes/average is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered

Capital Income Builder	37

the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	Capital Income Builder

This page was intentionally left blank.

Capital Income Builder	39

This page was intentionally left blank.

40	Capital Income Builder

This page was intentionally left blank.

Capital Income Builder	41

This page was intentionally left blank.

42	Capital Income Builder

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Joseph C. Berenato, 1946 Chairman of the Board (Independent and Non-Executive)	2005	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	None
Mary Anne Dolan, 1947	2010	Founder and President, MAD Ink (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner (retired 1989)	10	None
John G. Freund, 1953	2016	Founder and Managing Director, Skyline Ventures (a venture capital investor in health care companies)	6	Collegium Pharmaceutical, Inc.; Proteon Therapeutics, Inc.; SI-Bone, Inc.; Sutro Biopharma, Inc.; Tetraphase Pharmaceuticals, Inc.
Pedro J. Greer Jr., 1956	2016	Physician; Chairman of the Board and Associate Dean, Florida International University	3	None
R. Clark Hooper, 1946	2010	Private investor	88	None
Merit E. Janow, 1958	2001	Dean and Professor, Columbia University, School of International and Public Affairs	87	MasterCard Incorporated; Trimble Inc.
Leonade D. Jones, 1947	2010	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
Earl Lewis, 1955	2017	Professor and Director, University of Michigan; former President, The Andrew W. Mellon Foundation	3	2U, Inc.
Christopher E. Stone, 1956	2009	Professor of Practice of Public Integrity, University of Oxford, Blavatnik School of Government; former President, Open Society Foundations	6	None

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Winnie Kwan, 1972 Senior Vice President	2017	Partner — Capital Research Global Investors, Capital International, Inc.[7]	3	None
Sung Lee, 1966	2019	Partner — Capital Research Global Investors, Capital International, Inc.[7]	3	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 44 for footnotes.

Capital Income Builder	43

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
James B. Lovelace, 1956 Co-President	1992	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[7]
David A. Hoag, 1965 Co-President	2006	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[7] Partner — Capital Fixed Income Investors, Capital Research and Management Company
Steven T. Watson, 1955 Co-President	1998-2006 2017	Partner — Capital International Investors, Capital International, Inc.;[7] Director, Capital International, Inc.[7]
Donald H. Rolfe, 1972 Executive Vice President	2008	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research and Management Company
Alfonso Barroso, 1971 Senior Vice President	2019	Partner — Capital Research Global Investors, Capital Research Company[7]
Grant L. Cambridge, 1962 Senior Vice President	2014	Partner — Capital Research Global Investors, Capital Research and Management Company
Joyce E. Gordon, 1956 Senior Vice President	1996	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Fergus N. MacDonald, 1969 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
David M. Riley, 1967 Senior Vice President	2006	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Strategy Research, Inc.[7]
Bradley J. Vogt, 1965 Senior Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[7]
Philip Winston, 1955 Senior Vice President	2019	Partner – Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital International Limited;[7] Senior Vice President, Capital International Limited[7]
M. Taylor Hinshaw, 1973 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Caroline Randall, 1974 Vice President	2015	Partner — Capital Research Global Investors, Capital Research Company[7] Director, The Capital Group Companies, Inc.[7]
Michael W. Stockton, 1967 Secretary	2013	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary	2013	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of M. Taylor Hinshaw and Caroline Randall, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

44	Capital Income Builder

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2019, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that John G. Freund, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CIB

Registrant:

a) Audit Fees:
2018	$163,000
2019	$155,000

b) Audit-Related Fees:
2018	None
2019	None

c) Tax Fees:
2018	None
2019	$9,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	None
2019	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	None
2019	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None
2019	$6,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $0 for fiscal year 2018 and $15,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®

Investment portfolio

October 31, 2019

Common stocks 69.20% Financials 10.18%	Shares	Value (000)
Zurich Insurance Group AG	4,221,959	$1,649,838
CME Group Inc., Class A	5,380,289	1,106,994
JPMorgan Chase & Co.	8,619,600	1,076,760
DBS Group Holdings Ltd.	33,121,782	633,001
Toronto-Dominion Bank (CAD denominated)	8,708,600	497,285
Hong Kong Exchanges and Clearing Ltd.	14,376,390	449,494
Royal Bank of Canada	5,300,000	427,509
Principal Financial Group, Inc.	7,765,400	414,517
Sampo Oyj, Class A	9,225,144	378,011
Ping An Insurance (Group) Co. of China, Ltd., Class H	27,414,500	317,494
PNC Financial Services Group, Inc.	1,995,968	292,809
HSBC Holdings PLC (GBP denominated)	19,832,364	149,772
HSBC Holdings PLC (HKD denominated)	15,070,642	114,434
SunTrust Banks, Inc.	3,528,900	241,165
BNP Paribas SA	4,050,900	211,486
American International Group, Inc.	3,980,000	210,781
Great-West Lifeco Inc. (Canada)	7,776,539	189,114
Swedbank AB, Class A	13,383,556	187,190
Power Financial Corp.	7,500,000	175,385
Hang Seng Bank Ltd.	7,974,000	166,686
Westpac Banking Corp.	7,627,485	148,328
Lloyds Banking Group PLC	195,540,700	143,871
Svenska Handelsbanken AB, Class A	13,842,969	138,577
Banca Mediolanum SpA	14,763,298	126,537
Bank of Montreal	1,655,000	122,514
Banco Santander, SA	29,732,168	119,178
B3 SA - Brasil, Bolsa, Balcao	9,218,735	111,209
Marsh & McLennan Companies, Inc.	901,300	93,393
ABN AMRO Bank NV, depository receipts	4,975,000	92,606
Sony Financial Holdings Inc.	4,140,000	89,670
Standard Bank Group Ltd.	7,355,000	84,436
BOC Hong Kong (Holdings) Ltd.	24,375,000	83,988
Prudential PLC	4,577,000	79,950
The Blackstone Group Inc., Class A	1,324,400	70,405
Nasdaq, Inc.	542,500	54,125
ING Groep NV	4,714,000	53,248
Bank of China Ltd., Class H	114,841,400	47,045
Euronext NV	520,000	41,902
TMX Group Ltd.	438,400	38,305
Everest Re Group, Ltd.	116,161	29,864
Huntington Bancshares Inc.	1,995,785	28,200
Ping An Insurance (Group) Co. of China, Ltd., Class A	2,088,626	26,161
MONETA Money Bank, AS, non-registered shares	7,813,482	25,968
Société Générale	22,092	627
		10,739,832

Capital Income Builder — Page 1 of 31

Common stocks (continued) Health care 9.13%	Shares	Value (000)
AbbVie Inc.	28,683,500	$2,281,772
Amgen Inc.	8,234,680	1,756,046
Novartis AG	19,406,507	1,693,569
GlaxoSmithKline PLC	52,768,700	1,208,908
Gilead Sciences, Inc.	14,242,380	907,382
AstraZeneca PLC	4,739,848	460,543
AstraZeneca PLC (ADR)	2,841,600	139,324
Pfizer Inc.	9,148,720	351,036
Abbott Laboratories	4,135,400	345,761
Merck & Co., Inc.	2,445,900	211,962
Eli Lilly and Co.	890,070	101,424
Roche Holding AG, nonvoting, non-registered shares	287,800	86,588
Koninklijke Philips NV (EUR denominated)	1,166,532	51,092
Alcon Inc.1	542,600	32,044
		9,627,451
Consumer staples 8.34%
Coca-Cola Co.	35,725,700	1,944,550
Philip Morris International Inc.	18,525,800	1,508,741
British American Tobacco PLC	27,869,811	975,453
British American Tobacco PLC (ADR)	7,866,157	275,001
Altria Group, Inc.	20,109,600	900,709
Nestlé SA	6,421,432	685,560
Imperial Brands PLC	26,451,353	579,880
Diageo PLC	9,511,900	389,905
Carlsberg A/S, Class B	1,955,831	275,150
General Mills, Inc.	4,000,000	203,440
Danone SA	2,402,111	199,216
Kellogg Co.	3,000,000	190,590
Procter & Gamble Co.	1,458,260	181,568
Kimberly-Clark Corp.	1,000,000	132,880
Reckitt Benckiser Group PLC	1,526,300	117,914
Hormel Foods Corp.	1,978,781	80,912
Japan Tobacco Inc.	2,225,800	50,621
Unilever PLC	741,210	44,382
Treasury Wine Estates Ltd.	2,562,000	31,031
Convenience Retail Asia Ltd.2	51,330,000	24,696
		8,792,199
Information technology 7.45%
Broadcom Inc.	6,756,600	1,978,670
Microsoft Corp.	11,901,540	1,706,324
Intel Corp.	22,971,350	1,298,570
Taiwan Semiconductor Manufacturing Co., Ltd.	108,197,799	1,060,989
QUALCOMM Inc.	4,816,130	387,410
Tokyo Electron Ltd.	917,300	187,512
VTech Holdings Ltd.2	20,089,300	176,385
Vanguard International Semiconductor Corp.	81,482,089	174,525
NetApp, Inc.	2,414,800	134,939
KLA Corp.	796,700	134,674
Texas Instruments Inc.	1,139,100	134,402
Western Union Co.	4,712,000	118,083
Delta Electronics, Inc.	20,417,000	89,876
MediaTek Inc.	5,431,000	72,793
Apple Inc.	287,000	71,394

Capital Income Builder — Page 2 of 31

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Cisco Systems, Inc.	1,466,000	$69,650
Accenture PLC, Class A	149,600	27,739
Micro Focus International PLC	1,318,572	18,105
HP Inc.	880,500	15,294
		7,857,334
Utilities 6.59%
E.ON SE2	142,015,200	1,431,366
Dominion Energy, Inc.	15,039,656	1,241,524
American Electric Power Co., Inc.	7,763,000	732,750
Naturgy Energy Group, SA	23,971,066	652,600
Iberdrola, SA, non-registered shares	46,685,461	479,445
Enel SpA	49,611,437	384,002
ENGIE SA	10,958,009	183,261
ENGIE SA, bonus shares3	10,508,696	175,746
SSE PLC	19,639,849	326,529
Edison International	4,570,799	287,503
Exelon Corp.	4,314,537	196,268
Duke Energy Corp.	2,000,000	188,520
National Grid PLC	12,548,123	146,499
Public Service Enterprise Group Inc.	2,000,000	126,620
Power Assets Holdings Ltd.	11,744,500	83,858
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	23,228,986	68,913
Infratil Ltd.	16,859,895	53,292
Ratch Group PCL, foreign registered	21,810,000	53,089
NiSource Inc.	1,867,518	52,365
Red Eléctrica de Corporación, SA	1,499,968	30,196
CenterPoint Energy, Inc.	1,030,347	29,952
Sempra Energy	199,500	28,830
		6,953,128
Energy 6.37%
Royal Dutch Shell PLC, Class B	50,267,755	1,444,236
Royal Dutch Shell PLC, Class A (GBP denominated)	14,090,305	407,565
Royal Dutch Shell PLC, Class B (ADR)	1,444,300	84,188
Exxon Mobil Corp.	18,074,050	1,221,264
Enbridge Inc. (CAD denominated)	18,430,641	671,261
BP PLC	88,789,926	562,764
TOTAL SA	10,395,018	546,463
Chevron Corp.	3,756,640	436,296
TC Energy Corp. (CAD denominated)	7,602,777	383,227
Canadian Natural Resources, Ltd. (CAD denominated)	9,377,000	236,436
Williams Companies, Inc.	8,825,770	196,903
Equitrans Midstream Corp.	11,138,000	155,041
Suncor Energy Inc.	3,950,000	117,441
Schlumberger Ltd.	3,412,800	111,564
Inter Pipeline Ltd.	6,423,600	107,832
Kinder Morgan, Inc.	1,323,085	26,435
Helmerich & Payne, Inc.	387,150	14,518
Tribune Resources, Inc.1,3	209,689	430
		6,723,864

Capital Income Builder — Page 3 of 31

Common stocks (continued) Real estate 5.90%	Shares	Value (000)
Crown Castle International Corp. REIT	11,153,338	$1,547,972
Simon Property Group, Inc. REIT	4,519,500	680,998
Link Real Estate Investment Trust REIT	53,786,500	586,535
Sun Hung Kai Properties Ltd.	31,647,707	480,211
American Tower Corp. REIT	1,940,987	423,291
Digital Realty Trust, Inc. REIT	2,744,590	348,673
Daito Trust Construction Co., Ltd.	2,552,810	339,697
TAG Immobilien AG2	11,719,901	284,691
VICI Properties Inc. REIT	8,555,000	201,470
CK Asset Holdings Ltd.	27,123,380	189,339
Gaming and Leisure Properties, Inc. REIT	4,211,000	169,956
Unibail-Rodamco-Westfield, non-registered shares REIT	925,458	143,109
Lamar Advertising Co. REIT, Class A	1,591,278	127,318
Service Properties Trust REIT	4,941,000	125,007
Iron Mountain Inc. REIT	3,758,100	123,266
American Campus Communities, Inc. REIT	1,872,388	93,582
Nexity SA, Class A, non-registered shares	1,762,815	91,186
Longfor Group Holdings Ltd.	17,645,500	73,411
Equinix, Inc. REIT	103,800	58,832
HCP, Inc. REIT	1,347,000	50,674
MGM Growth Properties LLC REIT, Class A	1,025,000	31,990
China Resources Land Ltd.	6,772,000	28,908
Ventas, Inc. REIT	412,300	26,841
		6,226,957
Industrials 5.21%
Lockheed Martin Corp.	2,536,390	955,407
Boeing Co.	2,124,800	722,241
VINCI SA	5,044,780	566,020
United Parcel Service, Inc., Class B	4,881,000	562,145
Airbus SE, non-registered shares	2,992,698	428,635
Aena SME, SA, non-registered shares	2,311,000	423,992
Singapore Technologies Engineering Ltd	81,308,000	238,465
Komatsu Ltd.	7,753,445	183,731
BOC Aviation Ltd.	17,964,800	168,966
Stanley Black & Decker, Inc.	960,000	145,277
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	6,052,516	126,840
General Dynamics Corp.	709,000	125,351
United Technologies Corp.	856,200	122,933
Union Pacific Corp.	696,100	115,177
RELX PLC	3,660,408	88,097
Air New Zealand Ltd.	48,089,781	87,103
CCR SA, ordinary nominative	18,292,000	74,983
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	72,197
ALD SA	4,942,514	70,007
ComfortDelGro Corp., Ltd.	39,708,700	67,132
Melrose Industries PLC	19,184,000	52,955
Kühne + Nagel International AG	281,007	45,391
Transurban Group	3,367,786	34,452
Caterpillar Inc.	97,100	13,380
		5,490,877

Capital Income Builder — Page 4 of 31

Common stocks (continued) Communication services 4.41%	Shares	Value (000)
Verizon Communications Inc.	16,371,536	$989,987
Vodafone Group PLC	302,068,844	615,882
Nippon Telegraph and Telephone Corp.	10,318,100	513,660
BCE Inc. (CAD denominated)	10,694,000	507,297
Koninklijke KPN NV	76,835,852	238,232
Singapore Telecommunications Ltd.	95,713,167	232,168
ITV PLC	132,398,760	229,385
HKT Trust and HKT Ltd., units	139,282,860	216,853
AT&T Inc.	5,552,810	213,728
Intouch Holdings PCL, foreign registered	59,500,000	130,055
ProSiebenSat.1 Media SE	8,231,277	121,548
Nintendo Co., Ltd.	322,381	115,292
Euskaltel, SA, non-registered shares2	11,611,000	108,001
Gannett Co., Inc.2	8,547,400	92,739
1&1 Drillisch AG	3,312,642	88,596
BT Group PLC	23,569,500	62,497
CenturyLink, Inc.	3,500,000	45,290
TELUS Corp.	1,118,508	39,786
HKBN Ltd.	21,707,000	38,783
Nordic Entertainment Group AB, Class B	1,102,172	31,276
Zegona Communications PLC2	14,394,740	17,341
Cumulus Media Inc., Class A1	33,691	461
		4,648,857
Consumer discretionary 3.20%
Las Vegas Sands Corp.	17,608,300	1,088,897
Sands China Ltd.	57,910,930	286,379
Carnival Corp., units	6,000,000	257,340
Industria de Diseño Textil, SA	8,186,100	255,182
Six Flags Entertainment Corp.2	5,487,000	231,497
McDonald’s Corp.	1,000,000	196,700
Hasbro, Inc.	1,923,000	187,127
General Motors Co.	2,977,000	110,625
Burberry Group PLC	4,116,500	108,992
Royal Caribbean Cruises Ltd.	836,500	91,036
Inchcape PLC	9,663,308	80,737
Dine Brands Global, Inc.2	1,095,551	80,140
InterContinental Hotels Group PLC	1,160,826	70,071
Toyota Motor Corp.	1,003,000	70,049
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,208,895	60,148
Kering SA	96,372	54,838
Hyundai Motor Co.	430,900	45,185
LVMH Moët Hennessy-Louis Vuitton SE	75,883	32,372
Marston’s PLC	19,496,200	31,139
AA PLC2	35,437,759	20,244
Matahari Department Store Tbk PT	69,943,000	18,137
		3,376,835
Materials 2.42%
Rio Tinto PLC	11,716,000	609,177
Dow Inc.	8,154,666	411,729
BHP Group PLC	18,467,000	391,064
Nutrien Ltd.	7,009,297	334,974
BASF SE	2,293,100	174,498
Linde PLC	657,500	130,415

Capital Income Builder — Page 5 of 31

Common stocks (continued) Materials (continued)	Shares	Value (000)
Asahi Kasei Corp.	10,607,600	$119,003
Air Products and Chemicals, Inc.	513,400	109,488
Amcor PLC (CDI)	8,526,922	81,881
Evonik Industries AG	2,554,187	67,371
Givaudan SA	14,615	42,919
Nexa Resources SA	3,984,906	42,599
LyondellBasell Industries NV	471,400	42,285
		2,557,403
Total common stocks (cost: $62,438,246,000)		72,994,737
Preferred securities 0.07% Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,909,610	67,377
Financials 0.01%
CoBank, ACB, Class E, noncumulative, preferred shares4	13,000	8,716
Total preferred securities (cost: $79,149,000)		76,093
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 20231,3,5	196,789	9
Tribune Resources, Inc., Class B, warrants, expire 20231,3,5	153,058	5
Tribune Resources, Inc., Class C, warrants, expire 20231,3,5	46,500	1
Total rights & warrants (cost: $28,000)		15
Convertible stocks 0.90% Utilities 0.44%
Sempra Energy, Series A, 6.00% convertible preferred 2021	1,711,600	198,597
NextEra Energy, Inc., units, 4.872% convertible preferred 2022	2,573,900	130,908
Dominion Energy, Inc., Series A units, 7.25% convertible preferred 2022	897,800	96,253
American Electric Power Co., Inc. 6.125% convertible preferred 2022	648,900	35,683
		461,441
Information technology 0.30%
Broadcom Inc., Series A, 8.00% cumulative convertible preferred 2022	299,012	323,836
Real estate 0.11%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	92,767	115,559
Industrials 0.05%
Stanley Black & Decker, Inc. 5.375% convertible preferred 2020	515,800	52,581
Total convertible stocks (cost: $879,767,000)		953,417

Capital Income Builder — Page 6 of 31

Bonds, notes & other debt instruments 25.64% U.S. Treasury bonds & notes 15.89% U.S. Treasury 14.58%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$1,751	$1,761
U.S. Treasury 8.50% 2020	76,000	77,501
U.S. Treasury 8.75% 2020	179,000	185,874
U.S. Treasury 8.75% 2020	165,000	174,126
U.S. Treasury 1.125% 2021	89,668	88,996
U.S. Treasury 1.75% 2021	75,161	75,492
U.S. Treasury 2.00% 2021	96,000	96,861
U.S. Treasury 2.25% 2021	42,570	43,070
U.S. Treasury 2.50% 2021	3,731	3,776
U.S. Treasury 3.125% 2021	75,000	76,763
U.S. Treasury 3.625% 2021	31,600	32,424
U.S. Treasury 8.00% 2021	337,500	380,980
U.S. Treasury 8.125% 2021	124,000	138,306
U.S. Treasury 1.50% 2022	1,917	1,917
U.S. Treasury 1.625% 2022	11,000	11,036
U.S. Treasury 1.75% 2022	600,000	603,642
U.S. Treasury 1.875% 20226	806,000	813,085
U.S. Treasury 1.875% 2022	36,000	36,388
U.S. Treasury 2.00% 2022	41,100	41,691
U.S. Treasury 2.00% 2022	34,650	35,158
U.S. Treasury 2.125% 2022	164,000	167,123
U.S. Treasury 2.50% 2022	5,220	5,329
U.S. Treasury 7.25% 2022	182,500	211,001
U.S. Treasury 7.625% 2022	39,700	46,902
U.S. Treasury 1.50% 2023	64,170	64,149
U.S. Treasury 1.50% 2023	47,500	47,491
U.S. Treasury 1.625% 2023	143,000	143,559
U.S. Treasury 1.625% 2023	87,700	88,050
U.S. Treasury 1.75% 2023	47,500	47,884
U.S. Treasury 2.125% 2023	116,269	119,011
U.S. Treasury 2.25% 2023	150,000	154,347
U.S. Treasury 2.50% 2023	62,000	64,231
U.S. Treasury 2.50% 2023	56,750	58,614
U.S. Treasury 2.625% 2023	400,000	417,688
U.S. Treasury 2.625% 2023	68,000	70,451
U.S. Treasury 2.75% 20236	356,521	372,397
U.S. Treasury 2.75% 2023	348,020	362,637
U.S. Treasury 2.875% 2023	302,000	317,526
U.S. Treasury 2.875% 2023	7,325	7,708
U.S. Treasury 6.25% 2023	350,000	410,868
U.S. Treasury 7.125% 2023	299,800	353,623
U.S. Treasury 1.50% 2024	49,794	49,734
U.S. Treasury 1.50% 2024	4,300	4,297
U.S. Treasury 1.75% 2024	23,205	23,443
U.S. Treasury 2.00% 2024	655,000	668,997
U.S. Treasury 2.00% 2024	76,894	78,453
U.S. Treasury 2.125% 2024	750,000	770,160
U.S. Treasury 2.125% 2024	706,500	726,042
U.S. Treasury 2.125% 2024	220,000	225,474
U.S. Treasury 2.125% 2024	80,000	82,259
U.S. Treasury 2.25% 2024	141,375	145,572
U.S. Treasury 2.25% 2024	140,000	144,392
U.S. Treasury 2.25% 2024	125,000	129,253
U.S. Treasury 2.25% 2024	55,000	56,876

Capital Income Builder — Page 7 of 31

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2024	$331,274	$426,943
U.S. Treasury 2.50% 2025	80,000	83,834
U.S. Treasury 2.625% 2025	4,775	5,064
U.S. Treasury 2.75% 2025	150,000	159,164
U.S. Treasury 2.875% 2025	150,000	160,337
U.S. Treasury 2.875% 2025	100,000	107,125
U.S. Treasury 6.875% 2025	145,145	187,793
U.S. Treasury 7.625% 2025	250,000	327,050
U.S. Treasury 1.625% 2026	284,905	285,261
U.S. Treasury 1.875% 2026	270,000	274,703
U.S. Treasury 1.875% 2026	1,132	1,152
U.S. Treasury 2.00% 2026	95,400	97,934
U.S. Treasury 6.00% 2026	206,000	260,534
U.S. Treasury 6.50% 2026	178,000	236,185
U.S. Treasury 6.75% 2026	35,000	46,617
U.S. Treasury 2.25% 2027	482,196	504,420
U.S. Treasury 2.25% 2027	75	78
U.S. Treasury 2.375% 2027	50,000	52,727
U.S. Treasury 6.125% 2027	317,000	424,558
U.S. Treasury 6.375% 2027	85,000	114,557
U.S. Treasury 6.625% 2027	65,000	87,456
U.S. Treasury 2.75% 2028	100,000	108,620
U.S. Treasury 2.875% 2028	329,120	361,768
U.S. Treasury 2.875% 2028	1,886	2,070
U.S. Treasury 3.125% 2028	2,044	2,294
U.S. Treasury 5.25% 2028	89,000	115,815
U.S. Treasury 5.50% 2028	140,000	184,023
U.S. Treasury 1.625% 2029	54,507	54,228
U.S. Treasury 2.375% 2029	30,950	32,845
U.S. Treasury 5.25% 20296	25,000	32,715
U.S. Treasury 6.125% 2029	30,000	42,061
U.S. Treasury 6.25% 20306	193,000	277,775
U.S. Treasury 3.00% 20476	158,493	185,715
U.S. Treasury 3.00% 2048	3,166	3,718
U.S. Treasury 3.125% 2048	27,778	33,401
U.S. Treasury 2.25% 20496	31,900	32,433
U.S. Treasury 2.875% 20496	186,405	214,951
U.S. Treasury 3.00% 20496	250,000	294,945
		15,377,257
U.S. Treasury inflation-protected securities 1.31%
U.S. Treasury Inflation-Protected Security 0.625% 20237	46,480	46,951
U.S. Treasury Inflation-Protected Security 0.125% 20247	49,999	50,131
U.S. Treasury Inflation-Protected Security 0.509% 20247	305,175	309,088
U.S. Treasury Inflation-Protected Security 2.375% 20257	136,108	151,390
U.S. Treasury Inflation-Protected Security 2.00% 20267	57,264	63,564
U.S. Treasury Inflation-Protected Security 0.375% 20277	157,321	160,064
U.S. Treasury Inflation-Protected Security 0.375% 20277	83,905	84,965
U.S. Treasury Inflation-Protected Security 0.50% 20287	208,022	213,209
U.S. Treasury Inflation-Protected Security 0.75% 20287	77,788	81,813
U.S. Treasury Inflation-Protected Security 0.25% 20297	8,525	8,613
U.S. Treasury Inflation-Protected Security 2.125% 20417	867	1,154

Capital Income Builder — Page 8 of 31

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	$53,421	$56,064
U.S. Treasury Inflation-Protected Security 1.00% 20497	137,335	153,923
		1,380,929
Total U.S. Treasury bonds & notes		16,758,186
Corporate bonds & notes 6.01% Energy 1.01%
Apache Corp. 4.25% 2030	18,550	18,151
Apache Corp. 5.35% 2049	16,083	15,615
APT Pipelines Ltd. 4.20% 20254	2,220	2,366
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.414% 20233,8,9	250	239
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,578
Baker Hughes, a GE Co. 4.08% 2047	835	827
BP Capital Markets PLC 3.79% 2024	15,250	16,291
BP Capital Markets PLC 3.41% 2026	3,500	3,719
BP Capital Markets PLC 4.234% 2028	6,800	7,706
Canadian Natural Resources Ltd. 2.95% 2023	13,365	13,646
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,088
Canadian Natural Resources Ltd. 3.85% 2027	17,500	18,534
Canadian Natural Resources Ltd. 4.95% 2047	4,821	5,656
Cenovus Energy Inc. 3.80% 2023	6,120	6,333
Cenovus Energy Inc. 5.25% 2037	2,646	2,866
Cenovus Energy Inc. 5.40% 2047	26,430	29,615
Chevron Corp. 2.10% 2021	7,325	7,364
Chevron Corp. 2.498% 2022	10,540	10,709
Concho Resources Inc. 4.30% 2028	11,145	12,037
Concho Resources Inc. 4.85% 2048	11,238	12,643
Diamond Offshore Drilling, Inc. 4.875% 2043	12,185	6,260
Ecopetrol SA 5.875% 2023	1,790	1,989
Ecopetrol SA 5.875% 2045	715	828
Enbridge Energy Partners, LP 5.20% 2020	650	657
Enbridge Energy Partners, LP 5.875% 2025	30,860	35,929
Enbridge Energy Partners, LP 5.50% 2040	3,500	4,172
Enbridge Energy Partners, LP 7.375% 2045	36,875	54,833
Enbridge Inc. 2.90% 2022	1,083	1,107
Enbridge Inc. 4.00% 2023	14,895	15,815
Enbridge Inc. 3.50% 2024	2,400	2,509
Enbridge Inc. 3.70% 2027	835	888
Energy Transfer Partners, LP 4.00% 2027	1,325	1,367
Energy Transfer Partners, LP 4.20% 2027	9,400	9,811
Energy Transfer Partners, LP 6.125% 2045	2,295	2,647
Energy Transfer Partners, LP 5.30% 2047	11,078	11,741
Energy Transfer Partners, LP 5.40% 2047	10,286	11,061
Energy Transfer Partners, LP 6.00% 2048	11,146	12,914
Energy Transfer Partners, LP 6.25% 2049	7,843	9,437
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)10	7,500	6,986
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)10	5,220	4,987
Enterprise Products Operating LLC 4.20% 2050	2,795	2,965
EQT Corp. 3.90% 2027	3,020	2,667
Equinor ASA 3.625% 2028	13,165	14,596
Exxon Mobil Corp. 2.222% 2021	7,750	7,800
Exxon Mobil Corp. 2.019% 2024	11,374	11,467
Exxon Mobil Corp. 2.44% 2029	14,305	14,448

Capital Income Builder — Page 9 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 3.095% 2049	$3,543	$3,586
Husky Energy Inc. 7.25% 2019	4,500	4,521
Jonah Energy LLC 7.25% 20254	2,500	725
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,631
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,829
Kinder Morgan, Inc. 3.15% 2023	1,190	1,220
Kinder Morgan, Inc. 4.30% 2025	75,495	81,729
Kinder Morgan, Inc. 4.30% 2028	31,330	34,096
Kinder Morgan, Inc. 5.55% 2045	41,290	48,474
Kinder Morgan, Inc. 5.05% 2046	2,500	2,739
Kinder Morgan, Inc. 5.20% 2048	3,000	3,415
Marathon Oil Corp. 4.40% 2027	3,375	3,629
MPLX LP 3.50% 20224	5,000	5,153
MPLX LP 6.25% 20224	520	530
MPLX LP 4.125% 2027	2,445	2,570
MPLX LP 4.00% 2028	6,080	6,324
MPLX LP 5.20% 2047	505	542
Murphy Oil Corp. 5.75% 2025	5,140	5,236
Neptune Energy Group Holdings Ltd. 6.625% 20254	4,955	4,955
NGPL PipeCo LLC 7.768% 20374	2,000	2,584
Noble Corp. PLC 7.95% 202510	1,785	1,035
Noble Corp. PLC 8.95% 204510	3,010	1,302
Noble Energy, Inc. 3.85% 2028	1,220	1,268
Noble Energy, Inc. 3.25% 2029	12,050	12,013
Noble Energy, Inc. 4.95% 2047	8,306	8,860
Noble Energy, Inc. 4.20% 2049	8,500	8,240
Occidental Petroleum Corp. 4.85% 2021	829	857
Occidental Petroleum Corp. 2.90% 2024	26,360	26,595
Occidental Petroleum Corp. 3.20% 2026	789	799
Occidental Petroleum Corp. 3.50% 2029	10,262	10,404
Occidental Petroleum Corp. 6.20% 2040	790	953
Occidental Petroleum Corp. 6.60% 2046	2,215	2,845
Occidental Petroleum Corp. 4.40% 2049	6,929	7,033
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	10,236
Petrobras Global Finance Co. 5.093% 20304	2,657	2,821
Petrobras Global Finance Co. 7.25% 2044	300	365
Petrobras Global Finance Co. 6.85% 2115	1,035	1,193
Petróleos Mexicanos 4.50% 2026	2,600	2,579
Petróleos Mexicanos 6.875% 2026	31,230	34,244
Petróleos Mexicanos 6.84% 20304	3,618	3,870
Petróleos Mexicanos 6.75% 2047	1,190	1,190
Petróleos Mexicanos 6.35% 2048	9,242	8,872
Petróleos Mexicanos 7.69% 20504	4,367	4,773
Phillips 66 4.30% 2022	11,525	12,181
Phillips 66 Partners LP 3.605% 2025	540	565
Phillips 66 Partners LP 3.55% 2026	2,600	2,718
Phillips 66 Partners LP 3.75% 2028	670	704
Phillips 66 Partners LP 4.68% 2045	160	170
Phillips 66 Partners LP 4.90% 2046	735	816
Pioneer Natural Resources Co. 3.45% 2021	685	696
QEP Resources, Inc. 5.25% 2023	5,130	4,899
QEP Resources, Inc. 5.625% 2026	350	317
QGOG Constellation SA 9.50% 20244,11,12	503	254
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	7,220

Capital Income Builder — Page 10 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.00% 2027	$4,575	$5,024
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,350
Saudi Arabian Oil Co. 3.50% 20294	2,565	2,667
Saudi Arabian Oil Co. 4.375% 20494	705	766
Schlumberger BV 4.00% 20254	18,011	19,272
Shell International Finance BV 1.75% 2021	10,865	10,873
Shell International Finance BV 3.50% 2023	8,250	8,746
Shell International Finance BV 3.875% 2028	11,755	13,241
Targa Resources Partners LP 6.875% 20294	6,240	6,763
TC PipeLines, LP 4.375% 2025	1,984	2,111
Total Capital International 2.434% 2025	18,373	18,659
Total Capital International 3.455% 2029	5,100	5,561
Total Capital International 2.829% 2030	8,262	8,560
Total Capital International 3.461% 2049	4,230	4,490
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)10	61,650	66,984
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.368% 20679	8,000	6,588
TransCanada PipeLines Ltd. 4.25% 2028	11,675	12,912
TransCanada PipeLines Ltd. 4.875% 2048	7,500	8,706
TransCanada PipeLines Ltd. 5.10% 2049	4,250	5,105
Transportadora de Gas Peru SA 4.25% 20284	1,090	1,163
Valaris PLC 5.20% 2025	4,265	2,239
Valaris PLC 5.75% 2044	1,750	718
Valero Energy Partners LP 4.375% 2026	1,735	1,891
Western Gas Partners LP 3.95% 2025	1,520	1,483
Western Gas Partners LP 4.65% 2026	3,105	3,108
Williams Partners LP 4.125% 2020	5,000	5,078
		1,068,297
Financials 0.97%
ACE Capital Trust II, junior subordinated, 9.70% 2030	7,210	10,749
ACE INA Holdings Inc. 2.30% 2020	815	818
ACE INA Holdings Inc. 2.875% 2022	2,910	2,994
ACE INA Holdings Inc. 3.35% 2026	2,905	3,126
ACE INA Holdings Inc. 4.35% 2045	3,230	3,976
Allstate Corp. 3.85% 2049	5,000	5,611
Ally Financial Inc. 5.75% 2025	7,000	7,822
Ally Financial Inc. 8.00% 2031	1,850	2,595
Ally Financial Inc. 8.00% 2031	1,235	1,705
American International Group, Inc. 4.20% 2028	14,815	16,303
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,288
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)10	3,025	3,075
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)10	14,600	15,224
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)10	12,040	12,582
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)10	9,420	9,877
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)10	7,145	7,581
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)10	11,132	12,378
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)10	9,579	9,653
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)10	24,965	25,769
Barclays Bank PLC 5.14% 2020	15,525	15,924
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)10	2,500	2,818
Barclays Bank PLC 4.95% 2047	4,000	4,676
BB&T Corp. 2.45% 2020	7,800	7,805
Berkshire Hathaway Finance Corp. 4.20% 2048	18,300	21,498
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,517

Capital Income Builder — Page 11 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas 3.50% 20234	$25,000	$25,971
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)10	4,300	4,557
Citigroup Inc. 3.20% 2026	5,330	5,542
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)10	18,649	18,828
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)10	4,525	4,948
Cooperatieve Rabobank UA 2.625% 20244	4,450	4,518
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,10	5,000	5,071
Credit Suisse Group AG 3.80% 2023	12,050	12,633
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)4,10	15,000	14,966
Credit Suisse Group AG 4.282% 20284	3,303	3,593
Danske Bank AS 3.875% 20234	9,250	9,623
Ford Motor Credit Co. 5.584% 2024	1,000	1,067
Ford Motor Credit Co. 4.542% 2026	18,500	18,634
FS Energy and Power Fund 7.50% 20234	2,980	3,029
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,085
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)10	11,750	11,946
Goldman Sachs Group, Inc. 3.717% 20239	1,465	1,514
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)10	30,347	32,263
Groupe BPCE SA 2.75% 20234	22,675	23,132
Hartford Financial Services Group, Inc. 2.80% 2029	16,705	16,817
Hartford Financial Services Group, Inc. 3.60% 2049	1,818	1,864
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)10	12,500	13,988
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)10	13,250	14,305
Intesa Sanpaolo SpA 3.375% 20234	4,100	4,153
Intesa Sanpaolo SpA 5.017% 20244	9,100	9,500
JPMorgan Chase & Co. 4.625% 2021	5,000	5,205
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)10	11,800	12,346
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)10	8,975	9,498
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)10	7,560	8,077
JPMorgan Chase & Co. 2.301% 2025 (3-month USD-SOFR + 1.16% on 10/15/2024)10	17,275	17,250
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)10	17,650	18,676
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)10	3,473	3,860
JPMorgan Chase & Co. 2.739% 2030 (3-month USD-SOFR + 1.51% on 10/15/2029)10	17,080	17,058
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)10	4,841	5,212
JPMorgan Chase & Co., Series I, junior subordinated, 5.406% (3-month USD-LIBOR + 3.47% on 1/30/2020)10	24,198	24,380
Lloyds Banking Group PLC 4.45% 2025	10,475	11,458
Lloyds Banking Group PLC 4.375% 2028	5,375	5,936
Marsh & McLennan Companies, Inc. 4.375% 2029	5,519	6,297
Marsh & McLennan Companies, Inc. 4.90% 2049	2,730	3,451
Metlife, Inc. 3.60% 2025	2,870	3,116
Metropolitan Life Global Funding I 2.40% 20224	1,830	1,848
Metropolitan Life Global Funding I 3.375% 20224	4,950	5,108
Metropolitan Life Global Funding I 3.45% 20264	1,210	1,302
Metropolitan Life Global Funding I 3.05% 20294	6,944	7,254
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	20,000	20,425
Morgan Stanley 2.50% 2021	15,000	15,116
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)10	16,250	17,023
Morgan Stanley 2.72% 2025 (1-month USD-SOFR + 1.152% on 7/22/2024)10	34,375	34,858
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)10	7,191	8,078
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	754
Navient Corp. 6.75% 2026	10,210	10,695
New York Life Global Funding 1.70% 20214	10,000	9,971
New York Life Global Funding 2.25% 20224	3,705	3,734

Capital Income Builder — Page 12 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.35% 2050	$3,835	$4,435
Prudential Financial, Inc. 3.70% 2051	10,545	11,065
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)10	7,500	8,523
Royal Bank of Canada 2.80% 2022	10,425	10,652
Royal Bank of Canada 2.25% 2024	7,500	7,510
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)10	4,275	4,702
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)4,10	4,800	5,314
Toronto-Dominion Bank 2.65% 2024	7,600	7,784
Travelers Companies, Inc. 4.00% 2047	1,315	1,522
Travelers Companies, Inc. 4.05% 2048	2,753	3,214
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)4,10	10,185	10,443
UniCredit SpA 3.75% 20224	11,970	12,266
UniCredit SpA 5.861% 20324,10	1,900	1,982
US Bancorp 2.40% 2024	16,300	16,599
US Bancorp 3.15% 2027	4,000	4,239
Wells Fargo & Co. 2.10% 2021	15,000	15,030
Wells Fargo & Co. 2.625% 2022	5,525	5,599
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)10	39,250	39,351
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)10	9,775	10,115
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)10	15,975	16,063
Wells Fargo & Co., Series K, junior subordinated, 5.889% 204910	38,455	38,984
Willis North America Inc. 3.875% 2049	1,944	1,933
		1,018,222
Health care 0.86%
Abbott Laboratories 2.90% 2021	15,030	15,339
Abbott Laboratories 3.40% 2023	3,702	3,907
Abbott Laboratories 3.75% 2026	3,549	3,892
AbbVie Inc. 2.50% 2020	19,135	19,192
AbbVie Inc. 2.30% 2021	1,995	2,007
AbbVie Inc. 2.90% 2022	10,000	10,201
AbbVie Inc. 2.85% 2023	1,530	1,557
AbbVie Inc. 4.45% 2046	7,500	7,759
AbbVie Inc. 4.875% 2048	8,658	9,568
Aetna Inc. 2.80% 2023	1,095	1,113
Allergan PLC 3.00% 2020	1,290	1,293
Allergan PLC 3.45% 2022	3,000	3,076
Allergan PLC 3.80% 2025	5,573	5,867
Allergan PLC 4.75% 2045	1,000	1,065
Anthem, Inc. 2.95% 2022	12,000	12,291
Anthem, Inc. 2.375% 2025	11,534	11,564
Anthem, Inc. 2.875% 2029	4,515	4,481
AstraZeneca PLC 3.375% 2025	5,000	5,293
AstraZeneca PLC 4.00% 2029	11,841	13,279
AstraZeneca PLC 4.375% 2048	2,776	3,290
Bayer US Finance II LLC 3.875% 20234	11,408	11,957
Bayer US Finance II LLC 4.375% 20284	10,918	11,853
Bayer US Finance II LLC 4.875% 20484	764	853
Becton, Dickinson and Co. 2.675% 2019	784	784
Becton, Dickinson and Co. 2.894% 2022	2,595	2,646
Becton, Dickinson and Co. 3.363% 2024	10,000	10,478
Becton, Dickinson and Co. 3.734% 2024	1,504	1,608
Becton, Dickinson and Co. 3.70% 2027	6,732	7,244

Capital Income Builder — Page 13 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$3,150	$3,256
Boston Scientific Corp. 3.75% 2026	1,230	1,328
Boston Scientific Corp. 4.00% 2029	1,490	1,660
Boston Scientific Corp. 4.55% 2039	2,095	2,476
Bristol-Myers Squibb Co. 2.90% 20244	19,070	19,803
Bristol-Myers Squibb Co. 3.40% 20294	19,248	20,730
Bristol-Myers Squibb Co. 4.125% 20394	1,474	1,686
Bristol-Myers Squibb Co. 4.25% 20494	11,049	12,962
Charles River Laboratories International, Inc. 4.25% 20284	341	348
Cigna Corp. 3.75% 2023	839	880
Cigna Corp. 4.375% 2028	13,010	14,367
Cigna Corp. 4.80% 2038	730	831
Cigna Corp. 4.90% 2048	10,242	11,910
CVS Health Corp. 4.30% 2028	8,670	9,419
CVS Health Corp. 5.05% 2048	5,600	6,425
Eli Lilly and Co. 3.95% 2049	2,676	3,130
EMD Finance LLC 2.40% 20204	1,600	1,601
EMD Finance LLC 2.95% 20224	4,900	4,978
EMD Finance LLC 3.25% 20254	21,450	22,160
Endo International PLC 5.875% 20244	225	207
GlaxoSmithKline PLC 2.875% 2022	7,000	7,168
GlaxoSmithKline PLC 3.375% 2023	25,000	26,231
GlaxoSmithKline PLC 3.00% 2024	6,450	6,726
HCA Inc. 4.125% 2029	8,450	8,974
HCA Inc. 5.25% 2049	5,000	5,558
Johnson & Johnson 1.95% 2020	6,680	6,694
Laboratory Corp. of America Holdings 4.70% 2045	6,900	7,705
Mallinckrodt PLC 5.625% 20234	3,000	1,095
MEDNAX, Inc. 6.25% 20274	6,500	6,447
Merck & Co., Inc. 3.40% 2029	5,000	5,450
Merck & Co., Inc. 4.00% 2049	3,170	3,781
Molina Healthcare, Inc. 4.875% 20254	5,600	5,712
Pfizer Inc. 3.20% 2023	15,500	16,251
Pfizer Inc. 3.45% 2029	7,662	8,367
Pfizer Inc. 7.20% 2039	196	309
Pfizer Inc. 4.00% 2049	3,216	3,757
Shire PLC 2.40% 2021	1,640	1,650
Shire PLC 2.875% 2023	9,310	9,509
Shire PLC 3.20% 2026	59,069	61,124
Takeda Pharmaceutical Co., Ltd. 4.40% 20234	2,595	2,803
Takeda Pharmaceutical Co., Ltd. 5.00% 20284	40,826	47,972
Tenet Healthcare Corp. 4.875% 20264	10,000	10,356
Tenet Healthcare Corp. 5.125% 20274	6,000	6,262
Teva Pharmaceutical Finance Co. BV 2.20% 2021	36,510	34,749
Teva Pharmaceutical Finance Co. BV 2.80% 2023	19,620	17,020
Teva Pharmaceutical Finance Co. BV 6.00% 2024	40,687	38,195
Teva Pharmaceutical Finance Co. BV 3.15% 2026	171,210	129,264
Teva Pharmaceutical Finance Co. BV 6.75% 2028	10,925	9,833
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,790	16,385
UnitedHealth Group Inc. 2.70% 2020	3,230	3,250
UnitedHealth Group Inc. 2.125% 2021	2,000	2,009
UnitedHealth Group Inc. 2.375% 2024	14,639	14,847
UnitedHealth Group Inc. 3.50% 2024	3,485	3,687
UnitedHealth Group Inc. 3.70% 2025	2,180	2,367

Capital Income Builder — Page 14 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.75% 2025	$4,090	$4,439
UnitedHealth Group Inc. 2.875% 2029	9,445	9,735
UnitedHealth Group Inc. 4.45% 2048	2,593	3,062
UnitedHealth Group Inc. 3.70% 2049	2,760	2,917
Valeant Pharmaceuticals International, Inc. 6.50% 20224	4,713	4,861
Valeant Pharmaceuticals International, Inc. 5.50% 20234	15,734	15,931
Valeant Pharmaceuticals International, Inc. 5.875% 20234	625	636
Valeant Pharmaceuticals International, Inc. 6.125% 20254	1,110	1,155
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,901
		902,758
Consumer staples 0.64%
Altria Group, Inc. 2.625% 2020	4,340	4,341
Altria Group, Inc. 4.75% 2021	1,500	1,559
Altria Group, Inc. 2.95% 2023	3,800	3,862
Altria Group, Inc. 3.80% 2024	7,692	8,064
Altria Group, Inc. 4.00% 2024	3,000	3,174
Altria Group, Inc. 2.625% 2026	1,375	1,349
Altria Group, Inc. 4.40% 2026	17,972	19,399
Altria Group, Inc. 4.80% 2029	16,105	17,714
Altria Group, Inc. 5.95% 2049	26,331	30,993
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	12,500	14,947
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,022
Anheuser-Busch InBev NV 4.75% 2029	27,932	32,480
Anheuser-Busch InBev NV 4.60% 2048	2,958	3,400
Anheuser-Busch InBev NV 5.55% 2049	17,750	23,167
British American Tobacco PLC 3.222% 2024	2,500	2,541
British American Tobacco PLC 3.557% 2027	49,225	49,648
British American Tobacco PLC 4.39% 2037	1,300	1,276
British American Tobacco PLC 4.54% 2047	10,965	10,615
British American Tobacco PLC 4.758% 2049	7,674	7,588
Coca-Cola Co. 1.75% 2024	15,075	15,010
Conagra Brands, Inc. 4.30% 2024	5,000	5,368
Conagra Brands, Inc. 4.60% 2025	6,790	7,541
Conagra Brands, Inc. 5.40% 2048	7,050	8,365
Constellation Brands, Inc. 2.25% 2020	10,000	10,018
Constellation Brands, Inc. 2.65% 2022	2,615	2,656
Constellation Brands, Inc. 2.70% 2022	415	420
Constellation Brands, Inc. 3.50% 2027	10,775	11,355
Constellation Brands, Inc. 4.50% 2047	445	495
Costco Wholesale Corp. 2.15% 2021	2,500	2,514
Costco Wholesale Corp. 2.75% 2024	6,500	6,753
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.541% 20219	11,975	12,011
General Mills, Inc. 3.20% 2021	2,840	2,892
JBS Investments GmbH II 5.75% 20284	8,789	9,178
Keurig Dr Pepper Inc. 3.551% 2021	4,675	4,784
Keurig Dr Pepper Inc. 4.057% 2023	17,120	18,171
Keurig Dr Pepper Inc. 4.597% 2028	8,441	9,581
Keurig Dr Pepper Inc. 5.085% 2048	11,000	13,233
Kraft Heinz Co. 4.875% 20494	2,500	2,581
Molson Coors Brewing Co. 2.25% 2020	735	735
Molson Coors Brewing Co. 2.10% 2021	2,920	2,923
Molson Coors Brewing Co. 4.20% 2046	480	475
Nestlé Holdings, Inc. 3.35% 20234	14,000	14,743

Capital Income Builder — Page 15 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.00% 2020	$4,175	$4,176
Philip Morris International Inc. 2.375% 2022	5,595	5,652
Philip Morris International Inc. 2.50% 2022	5,000	5,061
Philip Morris International Inc. 2.625% 2022	6,125	6,204
Philip Morris International Inc. 2.125% 2023	2,500	2,503
Philip Morris International Inc. 3.375% 2029	10,000	10,521
Reckitt Benckiser Group PLC 2.375% 20224	2,870	2,891
Reckitt Benckiser Treasury Services PLC 2.75% 20244	2,215	2,261
Reynolds American Inc. 3.25% 2020	3,675	3,700
Reynolds American Inc. 4.00% 2022	4,500	4,693
Reynolds American Inc. 4.45% 2025	15,045	16,160
Reynolds American Inc. 5.85% 2045	9,362	10,418
Wal-Mart Stores, Inc. 2.85% 2024	31,900	33,330
Wal-Mart Stores, Inc. 3.55% 2025	80,000	86,811
Wal-Mart Stores, Inc. 3.05% 2026	12,870	13,696
Wal-Mart Stores, Inc. 2.95% 2049	6,831	6,815
WM. Wrigley Jr. Co. 3.375% 20204	43,185	43,763
		672,596
Communication services 0.57%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,279
América Móvil, SAB de CV 8.46% 2036	147,200	7,557
AT&T Inc. 3.80% 2027	$4,535	4,860
AT&T Inc. 4.35% 2029	9,741	10,798
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,177
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,691
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20264	17,570	18,558
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	14,950	15,825
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	40,900	43,201
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	1,400	1,448
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,945	4,192
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	6,075	6,371
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20304	32,777	33,473
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,070	3,381
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	22,071	25,387
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	9,077	9,661
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	12,500	12,733
CenturyLink, Inc. 7.50% 2024	20,283	23,072
CenturyLink, Inc., Series T, 5.80% 2022	5,725	6,083
Comcast Corp. 3.00% 2024	6,919	7,199
Comcast Corp. 3.70% 2024	9,061	9,716
Comcast Corp. 3.95% 2025	4,175	4,589
Comcast Corp. 2.35% 2027	3,220	3,245
Comcast Corp. 3.15% 2028	7,500	7,888
Comcast Corp. 4.15% 2028	1,000	1,131
Comcast Corp. 2.65% 2030	34,661	35,176
Comcast Corp. 4.75% 2044	3,500	4,260
Comcast Corp. 4.00% 2047	2,600	2,878
Comcast Corp. 4.00% 2048	6,303	6,958
Comcast Corp. 3.45% 2050	4,422	4,535
Fox Corp. 5.576% 20494	12,230	15,368
Frontier Communications Corp. 6.25% 2021	600	285
Frontier Communications Corp. 10.50% 2022	5,250	2,481
Frontier Communications Corp. 11.00% 2025	4,800	2,268

Capital Income Builder — Page 16 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Inmarsat PLC 6.50% 20244	$3,619	$3,807
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 20494	3,815	3,921
Netflix, Inc. 5.875% 2028	10,000	11,037
Netflix, Inc. 5.375% 20294	2,500	2,641
Netflix, Inc. 4.875% 20304	9,286	9,411
SoftBank Group Corp. 3.36% 20234	5,000	5,044
Sprint Corp. 11.50% 2021	124,685	144,790
Time Warner Cable Inc. 5.00% 2020	10,000	10,067
T-Mobile US, Inc. 6.375% 2025	3,600	3,745
T-Mobile US, Inc. 6.50% 2026	10,650	11,423
T-Mobile US, Inc. 4.75% 2028	7,500	7,931
Univision Communications Inc. 6.75% 20224	1,039	1,055
Univision Communications Inc. 5.125% 20234	9,455	9,490
Verizon Communications Inc. 4.016% 2029	7,183	8,036
Vodafone Group PLC 4.375% 2028	10,000	11,120
Vodafone Group PLC 5.25% 2048	7,427	8,719
Vodafone Group PLC 4.875% 2049	1,481	1,670
Vodafone Group PLC 4.25% 2050	6,550	6,705
		603,336
Utilities 0.56%
AES Corp. 5.125% 2027	2,500	2,694
Ameren Corp. 2.50% 2024	1,616	1,629
Ameren Corp. 4.50% 2049	3,625	4,558
Centerpoint Energy, Inc. 2.50% 2022	6,000	6,056
CenterPoint Energy, Inc. 3.85% 2024	19,500	20,668
CenterPoint Energy, Inc. 2.95% 2030	5,450	5,481
CMS Energy Corp. 5.05% 2022	5,460	5,793
CMS Energy Corp. 3.00% 2026	849	874
CMS Energy Corp. 4.875% 2044	1,275	1,541
Commonwealth Edison Co. 2.95% 2027	7,450	7,757
Consolidated Edison Company of New York, Inc. 4.125% 2049	6,735	7,710
Consumers Energy Co. 4.05% 2048	11,425	13,471
Consumers Energy Co. 3.10% 2050	10,000	10,120
Consumers Energy Co. 3.75% 2050	5,625	6,328
Dominion Resources, Inc. 2.00% 2021	6,570	6,573
Dominion Resources, Inc., junior subordinated, 3.071% 202410	5,225	5,391
DTE Electric Co. 3.95% 2049	6,435	7,445
DTE Energy Co. 3.70% 2023	41,950	44,023
DTE Energy Co. 3.40% 2029	6,850	7,186
DTE Energy Co., Series C, 2.529% 20249	4,475	4,493
Duke Energy Carolinas, Inc. 3.20% 2049	2,237	2,257
Duke Energy Carolinas, LLC 2.45% 2029	13,675	13,820
Duke Energy Corp. 3.95% 2023	985	1,047
Duke Energy Corp. 3.75% 2024	2,490	2,648
Duke Energy Corp. 3.40% 2029	9,975	10,581
Duke Energy Indiana, Inc. 3.25% 2049	1,625	1,641
Duke Energy Progress, LLC 3.70% 2028	5,900	6,506
Edison International 5.75% 2027	5,642	6,135
Edison International 4.125% 2028	1,808	1,800
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)10	20,554	23,143
Emera US Finance LP 2.70% 2021	2,885	2,911
Enel Finance International SA 3.50% 20284	4,981	5,135
Entergy Corp. 4.00% 2022	4,435	4,641

Capital Income Builder — Page 17 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 2.95% 2026	$7,750	$7,956
Entergy Louisiana, LLC 4.20% 2048	7,950	9,308
Eversource Energy 2.375% 2022	1,410	1,426
Eversource Energy 2.75% 2022	528	537
Eversource Energy 2.80% 2023	1,870	1,901
Eversource Energy 3.80% 2023	15,000	15,900
Eversource Energy 3.30% 2028	10,000	10,374
Exelon Corp. 3.95% 2025	635	688
Exelon Corp. 3.40% 2026	1,570	1,653
Exelon Corp. 4.45% 2046	10,115	11,489
Exelon Corp., junior subordinated, 3.497% 202210	12,000	12,353
FirstEnergy Corp. 3.90% 2027	41,635	44,845
FirstEnergy Corp. 3.50% 20284	8,725	9,182
FirstEnergy Corp., Series B, 4.25% 2023	2,000	2,121
Florida Power & Light Co. 3.15% 2049	7,475	7,648
IPALCO Enterprises, Inc. 3.70% 2024	2,000	2,079
Jersey Central Power & Light Co. 4.30% 20264	1,935	2,119
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	777
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,610
Northern States Power Co. 3.60% 2046	2,800	3,025
Northern States Power Co. 2.90% 2050	5,985	5,826
Pacific Gas and Electric Co. 3.25% 202311	16,490	15,459
Pacific Gas and Electric Co. 3.85% 202311	3,437	3,257
Pacific Gas and Electric Co. 4.25% 20234,11	2,757	2,619
Pacific Gas and Electric Co. 3.40% 202411	3,665	3,482
Pacific Gas and Electric Co. 3.75% 202411	1,457	1,384
Pacific Gas and Electric Co. 3.50% 202511	1,285	1,224
Pacific Gas and Electric Co. 2.95% 202611	10,066	9,412
Pacific Gas and Electric Co. 3.30% 202711	1,749	1,644
Pacific Gas and Electric Co. 3.30% 202711	738	697
Pacific Gas and Electric Co. 4.65% 20284,11	2,500	2,425
Pacific Gas and Electric Co. 6.05% 203411	1,100	1,108
Pacific Gas and Electric Co. 3.75% 204211	430	393
Pacific Gas and Electric Co. 4.00% 204611	3,500	3,203
Pennsylvania Electric Co. 3.25% 20284	6,000	6,229
Progress Energy, Inc. 7.00% 2031	4,000	5,531
Progress Energy, Inc. 7.75% 2031	2,500	3,577
Public Service Co. of Colorado 3.80% 2047	685	777
Public Service Co. of Colorado 3.20% 2050	4,875	5,010
Public Service Electric and Gas Co. 3.20% 2029	9,000	9,566
Public Service Electric and Gas Co. 3.85% 2049	4,098	4,666
Public Service Enterprise Group Inc. 3.20% 2049	4,750	4,911
Puget Energy, Inc. 6.50% 2020	2,058	2,156
Puget Energy, Inc. 5.625% 2022	6,525	7,006
Puget Energy, Inc. 3.65% 2025	8,500	8,852
SCANA Corp. 4.75% 2021	3,781	3,880
SCANA Corp. 4.125% 2022	8,757	9,042
South Carolina Electric & Gas Co. 5.45% 2041	1,221	1,594
Southern California Edison Co. 1.845% 2022	5,509	5,415
Southern California Edison Co. 2.85% 2029	6,225	6,252
Southern California Edison Co. 4.20% 2029	7,100	7,856
Southern California Edison Co. 4.05% 2042	3,333	3,465
Southern California Edison Co. 4.00% 2047	7,667	8,066
Southern California Edison Co. 4.125% 2048	7,997	8,555

Capital Income Builder — Page 18 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.875% 2049	$1,625	$1,930
Southern California Edison Co., Series C, 3.60% 2045	3,830	3,740
Talen Energy Corp. 7.25% 20274	2,290	2,296
Tampa Electric Co. 2.60% 2022	1,200	1,216
Teco Finance, Inc. 5.15% 2020	5,775	5,837
Virginia Electric and Power Co. 3.45% 2024	1,860	1,961
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,381
Virginia Electric and Power Co., Series B, 3.80% 2047	925	1,018
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.30% 2025	5,850	6,140
Xcel Energy Inc. 6.50% 2036	3,000	4,086
		594,209
Consumer discretionary 0.48%
Adient US LLC 7.00% 20264	785	829
Amazon.com, Inc. 2.80% 2024	91,000	94,710
Amazon.com, Inc. 3.875% 2037	5,114	5,820
Bayerische Motoren Werke AG 3.15% 20244	14,205	14,720
BMW Finance NV 2.25% 20224	6,500	6,528
Burger King Corp. 3.875% 20284	5,000	5,039
DaimlerChrysler North America Holding Corp. 3.00% 20214	2,500	2,530
DaimlerChrysler North America Holding Corp. 3.65% 20244	19,750	20,759
DaimlerChrysler North America Holding Corp. 3.30% 20254	6,750	6,999
Extended Stay America Inc. 4.625% 20274	1,783	1,792
Ford Motor Credit Co. 2.597% 2019	810	810
Ford Motor Credit Co. 3.664% 2024	5,000	4,950
General Motors Co. 4.35% 2025	11,555	12,144
General Motors Co. 5.40% 2048	10,000	10,161
General Motors Co. 5.95% 2049	5,873	6,417
General Motors Financial Co. 3.70% 2020	15,890	16,116
General Motors Financial Co. 4.375% 2021	1,000	1,035
General Motors Financial Co. 3.45% 2022	20,390	20,793
General Motors Financial Co. 4.30% 2025	10,000	10,449
Home Depot, Inc. 2.95% 2029	8,835	9,332
Hyundai Capital America 3.10% 20224	26,390	26,707
International Game Technology 6.25% 20274	5,000	5,581
Las Vegas Sands Corp. 3.90% 2029	3,175	3,275
Lennar Corp. 8.375% 2021	5,000	5,350
Limited Brands, Inc. 5.25% 2028	2,500	2,325
Lowe’s Companies, Inc. 4.05% 2047	4	4
Lowe’s Companies, Inc. 4.55% 2049	11,919	13,669
McDonald’s Corp. 2.625% 2022	1,035	1,053
McDonald’s Corp. 3.35% 2023	7,718	8,067
McDonald’s Corp. 3.70% 2026	7,015	7,584
McDonald’s Corp. 4.875% 2045	2,100	2,552
McDonald’s Corp. 4.45% 2047	3,000	3,467
MGM Resorts International 5.50% 2027	4,185	4,614
Morongo Band of Mission Indians 7.00% 20394	5,000	5,774
NIKE, Inc. 3.875% 2045	7,145	8,180
Nissan Motor Co., Ltd. 2.60% 20224	29,255	29,403
PetSmart, Inc. 7.125% 20234	7,100	6,603
PetSmart, Inc. 5.875% 20254	5,645	5,589
S.A.C.I. Falabella 3.75% 20274	4,560	4,664
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,700	5,899

Capital Income Builder — Page 19 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China Ltd. 4.60% 2023	$11,279	$11,955
Sands China Ltd. 5.40% 2028	20,150	22,848
Starbucks Corp. 3.10% 2023	28,233	29,242
Starbucks Corp. 4.30% 2045	875	975
Starbucks Corp. 4.50% 2048	9,329	10,812
Volkswagen Group of America Finance, LLC 2.40% 20204	4,070	4,077
Volkswagen Group of America Finance, LLC 4.00% 20214	6,765	7,013
Volkswagen Group of America Finance, LLC 4.25% 20234	11,930	12,792
Volkswagen Group of America Finance, LLC 2.85% 20244	7,692	7,805
William Carter Co. 5.625% 20274	990	1,059
		510,871
Industrials 0.27%
3M Co. 2.25% 2023	3,500	3,541
3M Co. 3.25% 2024	6,359	6,689
Airbus Group SE 2.70% 20234	4,445	4,549
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	249	261
ARAMARK Corp. 5.00% 20284	2,000	2,097
Ashtead Group PLC 4.00% 20284	4,613	4,642
Ashtead Group PLC 4.25% 20294	1,665	1,688
Avolon Holdings Funding Ltd. 3.95% 20244	14,661	15,239
Avolon Holdings Funding Ltd. 4.375% 20264	6,285	6,657
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)10	6,700	7,481
Boeing Co. 3.10% 2026	11,825	12,362
Boeing Co. 3.20% 2029	2,183	2,288
Boeing Co. 2.95% 2030	10,334	10,585
Boeing Co. 3.60% 2034	5,000	5,440
Boeing Co. 3.90% 2049	11,689	12,730
Burlington Northern Santa Fe LLC 3.55% 2050	5,037	5,347
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022	1,407	1,456
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022	1,966	2,017
CSX Corp. 2.40% 2030	16,815	16,497
CSX Corp. 4.50% 2049	6,729	7,936
General Electric Capital Corp. 2.342% 2020	5,984	5,982
General Electric Capital Corp. 3.373% 2025	9,500	9,794
Harris Corp. 2.70% 2020	1,530	1,533
Harris Corp. 3.832% 2025	410	440
Honeywell International Inc. 2.30% 2024	7,155	7,296
Lima Metro Line 2 Finance Ltd. 4.35% 20364	3,610	3,845
Norfolk Southern Corp. 2.55% 2029	3,485	3,504
Norfolk Southern Corp. 3.40% 2049	2,406	2,413
NXP BV and NXP Funding LLC 4.125% 20214	1,250	1,285
Parker-Hannifin Corp. 3.25% 2029	5,235	5,503
Republic Services, Inc. 2.50% 2024	15,000	15,269
Roper Technologies, Inc. 2.80% 2021	690	701
Siemens AG 2.90% 20224	9,000	9,225
Thomson Reuters Corp. 4.30% 2023	1,245	1,340
Thomson Reuters Corp. 5.65% 2043	1,190	1,429
TransDigm Inc. 6.00% 2022	5,459	5,559
TransDigm Inc. 6.25% 20264	28,190	30,269
Union Pacific Corp. 3.15% 2024	4,500	4,709
Union Pacific Corp. 3.70% 2029	6,065	6,632
Union Pacific Corp. 4.30% 2049	9,501	11,055
Union Pacific Corp. 3.95% 2059	4,500	4,748

Capital Income Builder — Page 20 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 2.30% 2022	$1,185	$1,196
United Technologies Corp. 3.125% 2027	12,375	13,036
Waste Management, Inc. 3.45% 2029	5,640	6,102
Waste Management, Inc. 4.15% 2049	2,066	2,387
Westinghouse Air Brake Technologies Corp. 4.40% 202410	1,332	1,422
		286,176
Information technology 0.23%
Broadcom Inc. 4.75% 20294	35,709	37,861
Broadcom Ltd. 3.00% 2022	21,750	22,045
Broadcom Ltd. 3.625% 2024	6,875	7,088
Broadcom Ltd. 3.875% 2027	28,131	28,446
Broadcom Ltd. 3.50% 2028	12,031	11,782
CDK Global Inc. 5.25% 20294	1,885	2,004
CommScope Finance LLC, 5.50% 20244	2,835	2,887
Fiserv, Inc. 3.50% 2029	22,552	23,821
Fiserv, Inc. 4.40% 2049	8,946	10,053
Global Payments Inc. 2.65% 2025	5,500	5,581
Global Payments Inc. 3.20% 2029	9,108	9,326
Global Payments Inc. 4.15% 2049	3,122	3,273
International Business Machines Corp. 3.00% 2024	13,000	13,509
Microsoft Corp. 1.55% 2021	13,755	13,729
Microsoft Corp. 2.875% 2024	5,150	5,373
Microsoft Corp. 3.125% 2025	3,250	3,462
Microsoft Corp. 3.30% 2027	16,886	18,294
Microsoft Corp. 3.70% 2046	900	1,026
PayPal Holdings, Inc. 2.40% 2024	10,000	10,096
PayPal Holdings, Inc. 2.65% 2026	5,910	5,991
PayPal Holdings, Inc. 2.85% 2029	9,204	9,252
		244,899
Materials 0.23%
ArcelorMittal 3.60% 2024	15,115	15,505
ArcelorMittal 4.55% 2026	10,000	10,572
Ball Corp. 4.375% 2020	1,225	1,250
Braskem SA 4.50% 20304	9,790	9,717
Consolidated Energy Finance SA 6.50% 20264	3,060	2,960
Cydsa, S.A.B. de C.V. 6.25% 2027	5,000	5,175
Dow Chemical Co. 3.625% 20264	4,265	4,477
Dow Chemical Co. 5.55% 20484	2,500	3,059
Dow Chemical Co. 4.80% 20494	10,476	11,660
DowDuPont Inc. 5.419% 2048	5,350	6,652
Ecolab Inc. 4.35% 2021	1,224	1,287
First Quantum Minerals Ltd. 7.00% 20214	4,072	4,100
First Quantum Minerals Ltd. 7.25% 20224	87,125	87,669
Freeport-McMoRan Inc. 5.45% 2043	3,525	3,296
LYB International Finance BV 4.875% 2044	500	552
LyondellBasell Industries NV 6.00% 2021	1,350	1,442
Mineral Resources Ltd. 8.125% 20274	2,775	2,928
Mosaic Co. 4.25% 2023	1,700	1,812
Norbord Inc. 5.75% 20274	1,315	1,364
Nova Chemicals Corp. 5.25% 20274	2,590	2,671
Nutrien Ltd. 5.875% 2036	350	427
Nutrien Ltd. 5.00% 2049	2,300	2,719

Capital Income Builder — Page 21 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
OCI NV 5.25% 20244	$2,855	$2,962
Olin Corp. 5.125% 2027	2,445	2,528
Olin Corp. 5.625% 2029	5,000	5,204
Olin Corp. 5.00% 2030	1,850	1,829
Owens-Illinois, Inc. 5.00% 20224	2,400	2,487
Owens-Illinois, Inc. 6.375% 20254	5,000	5,287
Praxair, Inc. 3.00% 2021	2,500	2,555
Praxair, Inc. 2.20% 2022	1,000	1,007
S.P.C.M. SA 4.875% 20254	9,999	10,374
Sherwin-Williams Co. 2.75% 2022	2,887	2,940
Sherwin-Williams Co. 3.45% 2027	5,851	6,171
Sherwin-Williams Co. 2.95% 2029	4,148	4,194
Sherwin-Williams Co. 4.50% 2047	2,299	2,599
Sherwin-Williams Co. 3.80% 2049	2,840	2,903
Westlake Chemical Corp. 5.00% 2046	1,985	2,145
Westlake Chemical Corp. 4.375% 2047	415	417
		236,896
Real estate 0.19%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,537
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,780	1,915
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,538
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,999
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	691
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,970	3,125
Alexandria Real Estate Equities, Inc. 4.00% 2050	845	931
American Campus Communities, Inc. 3.35% 2020	2,200	2,224
American Campus Communities, Inc. 3.75% 2023	10,190	10,643
American Campus Communities, Inc. 4.125% 2024	7,000	7,526
American Campus Communities, Inc. 3.30% 2026	14,802	15,303
American Campus Communities, Inc. 3.625% 2027	3,595	3,789
EPR Properties 3.75% 2029	7,500	7,629
Equinix, Inc. 5.375% 2027	23,650	25,719
Essex Portfolio LP 3.625% 2022	410	425
Essex Portfolio LP 3.25% 2023	7,845	8,076
Essex Portfolio LP 3.875% 2024	2,335	2,484
Gaming and Leisure Properties, Inc. 3.35% 2024	2,917	2,965
Gaming and Leisure Properties, Inc. 5.75% 2028	3,700	4,202
Gaming and Leisure Properties, Inc. 4.00% 2030	5,000	5,082
Hospitality Properties Trust 5.00% 2022	1,000	1,047
Hospitality Properties Trust 4.50% 2023	11,490	11,894
Hospitality Properties Trust 4.50% 2025	1,965	2,006
Hospitality Properties Trust 3.95% 2028	4,150	4,006
Iron Mountain Inc. 5.25% 20284	1,585	1,672
Kimco Realty Corp. 3.40% 2022	2,470	2,558
Kimco Realty Corp. 3.125% 2023	3,175	3,271
Kimco Realty Corp. 3.30% 2025	5,000	5,198
Scentre Group 2.375% 20194	3,950	3,950
Scentre Group 2.375% 20214	4,220	4,236
Scentre Group 3.25% 20254	1,705	1,758
Scentre Group 3.50% 20254	9,000	9,373
WEA Finance LLC 3.25% 20204	10,370	10,480
WEA Finance LLC 3.75% 20244	7,500	7,935

Capital Income Builder — Page 22 of 31

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Westfield Corp. Ltd. 3.15% 20224	$2,720	$2,776
Westfield Corp. Ltd. 3.50% 20294	20,350	21,105
		202,068
Total corporate bonds & notes		6,340,328
Mortgage-backed obligations 3.37%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,9,13	17,711	18,179
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.90% 20349,13	342	323
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 203213	195	224
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 203213	103	117
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 203313	150	163
Fannie Mae 6.50% 203713	136	143
Fannie Mae 7.00% 203713	207	235
Fannie Mae 7.50% 203713	300	340
Fannie Mae 7.00% 204713	58	65
Fannie Mae Pool #745393 4.50% 202013	1	1
Fannie Mae Pool #936484 6.00% 202113	139	143
Fannie Mae Pool #AU9376 3.50% 202313	51	53
Fannie Mae Pool #AA8755 4.50% 202413	2,511	2,617
Fannie Mae Pool #AA8211 4.50% 202413	586	611
Fannie Mae Pool #930337 6.00% 202413	8	9
Fannie Mae Pool #MA2200 3.50% 202513	42	43
Fannie Mae Pool #AX9959 3.50% 202913	617	642
Fannie Mae Pool #BA2999 3.50% 203013	570	591
Fannie Mae Pool #CA1299 3.50% 203313	227	238
Fannie Mae Pool #683351 5.50% 203313	175	194
Fannie Mae Pool #MA3764 2.50% 203413	86,228	87,190
Fannie Mae Pool #MA3827 2.50% 203413	9,724	9,832
Fannie Mae Pool #902164 6.00% 203613	2,495	2,857
Fannie Mae Pool #903076 6.00% 203613	2,450	2,816
Fannie Mae Pool #887695 6.00% 203613	1,971	2,267
Fannie Mae Pool #902503 6.00% 203613	1,198	1,357
Fannie Mae Pool #894308 6.00% 203613	516	576
Fannie Mae Pool #AD0249 5.50% 203713	223	249
Fannie Mae Pool #256960 6.50% 203713	770	885
Fannie Mae Pool #256845 6.50% 203713	132	148
Fannie Mae Pool #963269 5.50% 203813	1,842	2,070
Fannie Mae Pool #963454 5.50% 203813	1,691	1,900
Fannie Mae Pool #963796 5.50% 203813	676	760
Fannie Mae Pool #963341 5.50% 203813	444	498
Fannie Mae Pool #970772 5.50% 203813	171	191
Fannie Mae Pool #929964 6.00% 203813	1,028	1,182
Fannie Mae Pool #257137 7.00% 203813	41	48
Fannie Mae Pool #AE0392 5.50% 203913	143	161
Fannie Mae Pool #AE8073 4.00% 204013	468	501
Fannie Mae Pool #AL0152 6.00% 204013	6,986	8,035
Fannie Mae Pool #AB4050 4.00% 204113	774	829
Fannie Mae Pool #AJ4189 4.00% 204113	493	529
Fannie Mae Pool #AJ4154 4.00% 204113	452	485
Fannie Mae Pool #AJ0257 4.00% 204113	192	206
Fannie Mae Pool #AL1571 5.00% 204113	7,617	8,397
Fannie Mae Pool #AL0913 6.00% 204113	4,961	5,712
Fannie Mae Pool #AO6721 4.00% 204213	19,187	20,484

Capital Income Builder — Page 23 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ9165 4.00% 204213	$11,394	$12,184
Fannie Mae Pool #AL2745 4.00% 204213	3,828	4,104
Fannie Mae Pool #890445 4.00% 204213	2,695	2,881
Fannie Mae Pool #AO1820 4.00% 204213	1,922	2,055
Fannie Mae Pool #890407 4.00% 204213	1,250	1,339
Fannie Mae Pool #AS0831 4.50% 204313	2,944	3,166
Fannie Mae Pool #AX2782 4.00% 204413	9,132	9,719
Fannie Mae Pool #AW4026 4.00% 204413	5,855	6,232
Fannie Mae Pool #AW4156 4.00% 204413	5,417	5,766
Fannie Mae Pool #AY1313 4.00% 204513	13,160	14,008
Fannie Mae Pool #AL8522 3.50% 204613	2,112	2,230
Fannie Mae Pool #AS7759 4.00% 204613	36,627	38,986
Fannie Mae Pool #AS7939 4.00% 204613	23,564	25,082
Fannie Mae Pool #AS6840 4.00% 204613	17,817	18,963
Fannie Mae Pool #AS7760 4.00% 204613	16,631	17,689
Fannie Mae Pool #AS7598 4.00% 204613	15,734	16,748
Fannie Mae Pool #BC4712 4.00% 204613	13,129	13,941
Fannie Mae Pool #BC4801 4.00% 204613	9,408	9,990
Fannie Mae Pool #AL9190 4.00% 204613	5,921	6,288
Fannie Mae Pool #BC8719 4.00% 204613	5,802	6,176
Fannie Mae Pool #BD1967 4.00% 204613	4,230	4,502
Fannie Mae Pool #BC8720 4.00% 204613	4,190	4,450
Fannie Mae Pool #BD5477 4.00% 204613	169	178
Fannie Mae Pool #MA2691 4.50% 204613	3,124	3,320
Fannie Mae Pool #MA3149 4.00% 204713	89,121	93,542
Fannie Mae Pool #MA3183 4.00% 204713	31,081	32,634
Fannie Mae Pool #MA3058 4.00% 204713	15,670	16,378
Fannie Mae Pool #AS9313 4.00% 204713	13,696	14,634
Fannie Mae Pool #BJ1668 4.00% 204713	9,209	9,676
Fannie Mae Pool #BH2491 4.00% 204713	6,361	6,744
Fannie Mae Pool #BE3229 4.00% 204713	5,313	5,640
Fannie Mae Pool #MA3211 4.00% 204713	2,497	2,617
Fannie Mae Pool #AS9454 4.00% 204713	152	160
Fannie Mae Pool #BD7165 4.00% 204713	128	134
Fannie Mae Pool #MA2907 4.00% 204713	111	116
Fannie Mae Pool #CA0243 4.50% 204713	68,603	72,468
Fannie Mae Pool #CA0623 4.50% 204713	53,613	56,568
Fannie Mae Pool #BM4187 4.50% 204713	43,382	46,996
Fannie Mae Pool #MA3276 3.50% 204813	5,762	5,963
Fannie Mae Pool #MA3495 4.00% 204813	22,762	23,655
Fannie Mae Pool #MA3536 4.00% 204813	20,614	21,400
Fannie Mae Pool #MA3467 4.00% 204813	19,009	19,761
Fannie Mae Pool #FM1437 4.00% 204813	960	1,001
Fannie Mae Pool #MA3384 4.00% 204813	766	800
Fannie Mae Pool #BK0920 4.00% 204813	387	403
Fannie Mae Pool #MA3521 4.00% 204813	264	275
Fannie Mae Pool #MA3443 4.00% 204813	103	107
Fannie Mae Pool #MA3357 4.00% 204813	23	25
Fannie Mae Pool #CA2204 4.50% 204813	60,801	64,212
Fannie Mae Pool #CA1952 4.50% 204813	59,259	62,570
Fannie Mae Pool #BJ2751 4.50% 204813	52,012	54,918
Fannie Mae Pool #BK4872 4.50% 204813	14,727	15,518
Fannie Mae Pool #MA3496 4.50% 204813	4,867	5,134
Fannie Mae Pool #BN4047 4.50% 204813	1,701	1,790
Fannie Mae Pool #MA3803 3.50% 204913	64,718	66,589

Capital Income Builder — Page 24 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3775 3.50% 204913	$54	$55
Fannie Mae Pool #CA3084 4.00% 204913	76,015	78,863
Fannie Mae Pool #MA3776 4.00% 204913	2,144	2,232
Fannie Mae Pool #MA3804 4.00% 204913	293	305
Fannie Mae Pool #BO2188 4.00% 204913	285	296
Fannie Mae Pool #FM1389 4.50% 204913	33,170	34,839
Fannie Mae Pool #MA3639 4.50% 204913	25,394	26,695
Fannie Mae Pool #BN6006 4.50% 204913	7,778	8,213
Fannie Mae Pool #CA3228 4.50% 204913	409	430
Fannie Mae, Series 2001-25, Class ZA, 6.50% 203113	419	455
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.103% 20369,13	1,128	1,125
Fannie Mae, Series 2001-50, Class BA, 7.00% 204113	52	59
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204113	57	68
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20279,13	2,890	3,054
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 203613	1,223	1,096
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 203613	778	712
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 203613	265	240
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 203613	151	138
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20694,13	16,679	17,892
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 20484,9,13	24,914	25,665
Freddie Mac 5.50% 202313	347	360
Freddie Mac 3.50% 202513	29	30
Freddie Mac 3.50% 202613	1,114	1,154
Freddie Mac 3.50% 202613	813	843
Freddie Mac 3.50% 203313	1,498	1,557
Freddie Mac 3.50% 203313	243	252
Freddie Mac 3.50% 203413	23,476	24,330
Freddie Mac 3.50% 203413	15,327	15,884
Freddie Mac 3.50% 203413	967	1,002
Freddie Mac 3.50% 203413	557	577
Freddie Mac 5.00% 203813	1,037	1,146
Freddie Mac 5.50% 203813	1,885	2,121
Freddie Mac 5.00% 203913	7,784	8,607
Freddie Mac 4.00% 204013	1,242	1,330
Freddie Mac 6.00% 204013	75	87
Freddie Mac 4.50% 204113	13,386	14,523
Freddie Mac 4.50% 204113	475	515
Freddie Mac 5.00% 204113	219	234
Freddie Mac 5.50% 204113	3,518	3,958
Freddie Mac 4.00% 204213	11,585	12,406
Freddie Mac 4.50% 204313	1,058	1,122
Freddie Mac 3.50% 204513	31,215	33,257
Freddie Mac 3.50% 204613	336	343
Freddie Mac 4.00% 204613	24,416	25,941
Freddie Mac 4.00% 204613	12,791	13,589
Freddie Mac 4.00% 204613	12,624	13,412
Freddie Mac 4.00% 204613	3,239	3,442
Freddie Mac 3.50% 204713	88,889	92,373
Freddie Mac 3.50% 204713	21,136	21,855
Freddie Mac 3.50% 204713	9,398	9,743
Freddie Mac 3.50% 204713	6,639	6,887
Freddie Mac 4.00% 204713	78,988	83,235
Freddie Mac 4.50% 204713	1,475	1,555
Freddie Mac 4.50% 204713	908	959
Freddie Mac 6.50% 204713	328	353

Capital Income Builder — Page 25 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 204813	$2,550	$2,647
Freddie Mac 4.50% 204813	64,896	68,625
Freddie Mac 4.00% 204913	7,212	7,483
Freddie Mac Pool #G14978 3.50% 202413	205	213
Freddie Mac Pool #SB8015 2.50% 203413	202,366	204,624
Freddie Mac Pool #760014 3.486% 20459,13	2,907	2,978
Freddie Mac Pool #G60279 4.00% 204513	15,058	15,949
Freddie Mac Pool #ZT1545 4.00% 204813	6,082	6,317
Freddie Mac Pool #ZT1546 4.50% 204813	4,305	4,525
Freddie Mac Pool #SD7507 3.00% 204913	33,214	34,210
Freddie Mac Pool #ZT1595 4.50% 204913	20,057	21,097
Freddie Mac Pool #ZT1711 4.50% 204913	637	669
Freddie Mac, Series 2890, Class KT, 4.50% 201913	—14	—14
Freddie Mac, Series 2642, Class BL, 3.50% 202313	12	12
Freddie Mac, Series 2122, Class QM, 6.25% 202913	1,106	1,204
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 202113	8,590	8,714
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 202213	18,009	18,201
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 202213	10,110	10,215
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 202213	41,420	41,899
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 202213	5,965	6,073
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 202213	11,565	11,756
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 202313	3,717	3,771
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 202313	9,380	9,769
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 202313	10,000	10,573
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 202413	28,910	30,417
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 202513	41,090	42,769
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 202513	15,000	16,059
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 202613	3,500	3,638
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202713	4,360	4,668
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20279,13	14,250	15,332
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202713	4,810	5,178
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 20279,13	4,390	4,722
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 202713	2,350	2,538
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20279,13	6,990	7,578
Freddie Mac, Series 3135, Class OP, principal only, 0% 202613	380	362
Freddie Mac, Series 3136, Class OP, principal only, 0% 203613	1,422	1,308
Freddie Mac, Series 3155, Class FO, principal only, 0% 203613	831	739
Freddie Mac, Series 3147, Class OD, principal only, 0% 203613	527	479
Freddie Mac, Series 3149, Class MO, principal only, 0% 203613	424	395
Freddie Mac, Series 3149, Class AO, principal only, 0% 203613	307	281
Freddie Mac, Series 3117, Class OG, principal only, 0% 203613	193	178
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 205613	17,920	18,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205613	17,254	17,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.00% 20579,13	8,824	9,120
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 205713	13,914	14,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205713	5,537	5,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205713	34,846	37,248
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 202813	1,277	1,327
Government National Mortgage Assn. 4.50% 203713	1,335	1,436
Government National Mortgage Assn. 6.00% 203913	1,789	2,029
Government National Mortgage Assn. 6.50% 203913	231	258
Government National Mortgage Assn. 3.50% 204013	235	248
Government National Mortgage Assn. 5.00% 204013	1,952	2,072
Government National Mortgage Assn. 5.50% 204013	2,473	2,767

Capital Income Builder — Page 26 of 31

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 204113	$2,069	$2,188
Government National Mortgage Assn. 5.00% 204113	2,421	2,569
Government National Mortgage Assn. 6.50% 204113	1,022	1,140
Government National Mortgage Assn. 4.50% 204513	31,942	34,178
Government National Mortgage Assn. 4.50% 204513	4,223	4,522
Government National Mortgage Assn. 4.50% 204513	2,997	3,215
Government National Mortgage Assn. 3.50% 204813	20,533	21,322
Government National Mortgage Assn. 5.00% 204813	710	754
Government National Mortgage Assn. 3.50% 204913,15	36,386	37,720
Government National Mortgage Assn. 3.50% 204913,15	3,910	4,058
Government National Mortgage Assn. 4.50% 204913	4,639	4,863
Government National Mortgage Assn. 5.00% 204913,15	97,701	103,056
Government National Mortgage Assn. 5.00% 2049	10	10
Government National Mortgage Assn. Pool #MA5468 5.00% 204813	2,565	2,722
Government National Mortgage Assn. Pool #MA5932 4.50% 204913	103,393	108,443
Government National Mortgage Assn. Pool #MA5877 4.50% 204913	48,577	50,922
Government National Mortgage Assn. Pool #MA6041 4.50% 204913	21,511	22,649
Government National Mortgage Assn. Pool #MA5987 4.50% 204913	7,159	7,530
Government National Mortgage Assn. Pool #MA6042 5.00% 204913	58,149	61,761
Government National Mortgage Assn. Pool #MA5878 5.00% 204913	48,642	51,474
Government National Mortgage Assn. Pool #MA5988 5.00% 204913	15,939	16,925
Government National Mortgage Assn. Pool #MA6157 5.00% 204913	5,843	6,216
Government National Mortgage Assn. Pool #773426 4.289% 206113	8	9
Government National Mortgage Assn. Pool #756728 4.14% 206213	554	555
Government National Mortgage Assn. Pool #766524 4.409% 206213	197	198
Government National Mortgage Assn. Pool #795485 4.649% 206213	210	216
Government National Mortgage Assn. Pool #AG8193 4.978% 206413	28	29
Government National Mortgage Assn. Pool #AG8088 4.984% 206413	23	23
Government National Mortgage Assn. Pool #AG8117 4.986% 206413	34	35
Government National Mortgage Assn. Pool #AG8207 4.985% 206413	23	24
Government National Mortgage Assn. Pool #AG8244 4.984% 206513	23	24
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 203513	1,072	967
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 203713	792	752
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168% 20469,13	342	307
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20594,9,13	5,167	5,202
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20594,9,13	4,771	4,816
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20474,9,13	88	90
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,9,13	6,981	7,146
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 20484,9,13	12,666	12,813
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.423% 20574,9,13	3,089	3,089
Uniform Mortgage-Backed Security 3.00% 203413,15	392,000	401,287
Uniform Mortgage-Backed Security 3.50% 203413,15	12,996	13,463
Uniform Mortgage-Backed Security 3.00% 204913,15	66,786	67,871
Uniform Mortgage-Backed Security 3.50% 204913,15	17,000	17,459
Uniform Mortgage-Backed Security 4.00% 204913,15	2,417	2,508
Uniform Mortgage-Backed Security 4.50% 204913,15	3,830	4,028
		3,551,279
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Honduras (Republic of) 8.75% 2020	4,450	4,734
Japan Bank for International Cooperation 2.125% 2020	21,400	21,436
Portuguese Republic 5.125% 2024	41,500	47,239
Qatar (State of) 4.50% 20284	7,070	8,095
Qatar (State of) 5.103% 20484	4,800	6,131
Romania 3.50% 2034	€1,770	2,292

Capital Income Builder — Page 27 of 31

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 20274	$5,000	$5,256
Saudi Arabia (Kingdom of) 3.625% 20284	11,435	12,055
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	78,945
		186,183
Asset-backed obligations 0.13%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,13	$5,000	5,002
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20224,13	4,010	4,060
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 20254,9,13	906	906
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,13	295	295
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,13	1,046	1,048
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 203513	33	33
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.111% 20359,13	65	63
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.061% 20369,13	3,299	3,185
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.061% 20379,13	4,117	3,975
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.071% 20379,13	8,838	8,573
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20364,13	82	82
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,13	952	952
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,13	7,000	7,105
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,13	22,965	24,060
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20304,13	6,770	7,164
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,13	40,645	42,569
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 20394,13	3,235	3,224
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 203713	1,960	2,015
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202113	591	592
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 202213	1,133	1,134
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 20254,9,13	9,604	9,617
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.66% 20264,9,13	8,672	8,673
		134,327
Federal agency bonds & notes 0.03%
Fannie Mae 2.125% 2026	37,230	38,271
Municipals 0.03% Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	25,335	27,413
California 0.00%
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,920
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,813
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,155
		2,968

Capital Income Builder — Page 28 of 31

Bonds, notes & other debt instruments (continued) Municipals (continued) Washington 0.00%	Principal amount (000)	Value (000)
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	$1,565	$1,609
		35,910
Total bonds, notes & other debt instruments (cost: $26,112,738,000)		27,044,484
Short-term securities 4.07% Money market investments 3.99%	Shares
Capital Group Central Cash Fund 1.92%16	42,069,453	4,207,366
Other short-term securities 0.08%	Principal amount (000)
U.S. Treasury Bill 2.05% due 1/9/2020	$80,800	80,565
Total short-term securities (cost: $4,287,029,000)		4,287,931
Total investment securities 99.88% (cost: $93,796,957,000)		105,356,677
Other assets less liabilities 0.12%		123,053
Net assets 100.00%		$105,479,730

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount17 (000)	Value at 10/31/201918 (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	32,865	January 2020	$6,573,000	$7,085,745	$(6,492)
5 Year U.S. Treasury Note Futures	Long	17,868	January 2020	1,786,800	2,129,922	(9,143)
10 Year U.S. Treasury Note Futures	Short	2,112	December 2019	(211,200)	(275,187)	3,273
10 Year Ultra U.S. Treasury Note Futures	Short	6,424	December 2019	(642,400)	(912,911)	12,731
20 Year U.S. Treasury Bond Futures	Short	136	December 2019	(13,600)	(21,947)	718
30 Year Ultra U.S. Treasury Bond Futures	Long	2,243	December 2019	224,300	425,609	(9,666)
						$(8,579)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 10/31/2019 (000)
Purchases (000)	Sales (000)
USD423	EUR380	UBS AG	11/27/2019	$(1)

Capital Income Builder — Page 29 of 31

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 10/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 10/31/2019 (000)
1.553%	U.S. EFFR	1/29/2020	$12,766,000	$645	$253	$392
1.5365%	U.S. EFFR	1/29/2020	10,126,500	285	201	84
1.535%	U.S. EFFR	1/29/2020	10,623,700	277	210	67
1.339%	U.S. EFFR	10/24/2021	384,700	486	41	445
1.355%	U.S. EFFR	10/24/2021	211,500	334	22	312
1.305%	U.S. EFFR	10/25/2021	566,400	336	59	277
1.3065%	U.S. EFFR	10/25/2021	519,700	323	54	269
3-month USD-LIBOR	2.18075%	3/29/2024	30,600	(907)	(5)	(902)
3-month USD-LIBOR	2.194%	3/29/2024	30,800	(931)	(6)	(925)
3-month USD-LIBOR	2.21875%	3/29/2024	32,300	(1,010)	(6)	(1,004)
3-month USD-LIBOR	2.32658%	5/2/2024	139,300	(5,142)	(26)	(5,116)
3-month USD-LIBOR	2.322%	5/2/2024	591,400	(21,713)	(110)	(21,603)
3-month USD-LIBOR	2.325%	5/2/2024	1,358,600	(50,057)	(251)	(49,806)
3-month USD-LIBOR	2.3075%	5/3/2024	591,800	(21,364)	(110)	(21,254)
U.S. EFFR	2.2325%	4/11/2029	485,000	(39,109)	(472)	(38,637)
U.S. EFFR	1.415%	10/16/2029	120,000	(750)	(11)	(739)
U.S. EFFR	1.387%	10/17/2029	120,000	(433)	(11)	(422)
U.S. EFFR	2.5365%	1/11/2049	78,000	(18,339)	242	(18,581)
U.S. EFFR	1.979%	7/9/2049	77,000	(7,978)	237	(8,215)
					$311	$(165,358)

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $176,430,000, which represented .17% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,470,808,000, which represented 1.39% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $128,811,000, which represented .12% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $239,000, which represented less than .01% of the net assets of the fund.
9	Coupon rate may change periodically.
10	Step bond; coupon rate may change at a later date.
11	Scheduled interest and/or principal payment was not received.
12	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
13	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
14	Amount less than one thousand.
15	Purchased on a TBA basis.
16	Rate represents the seven-day yield at 10/31/2019.
17	Notional amount is calculated based on the number of contracts and notional contract size.
18	Value is calculated based on the notional amount and current market price.

Capital Income Builder — Page 30 of 31

Key to abbreviations and symbols
ADR = American Depositary Receipts	HKD = Hong Kong dollars
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	Ref. = Refunding
CLO = Collateralized Loan Obligations	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EUR/€ = Euros	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-012-1219O-S73105	Capital Income Builder — Page 31 of 31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of Capital Income Builder (the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) as of October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

December 11, 2019

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By __/s/ Donald H. Rolfe________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Donald H. Rolfe_____________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2019